UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 03/31/17

Item 1. Schedule of Investments.

TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Emerging Markets Bond Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	84			$—
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49.	1,503,436			—
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49.	121,748			—
[a,b] Holdco 2, A	2,171,539			1,618
[a,b] Holdco 2, B	619,903			462
Total Common Stocks and Other Equity Interests (Cost $32,218)				2,080

	Principal
	Amount*

Foreign Government and Agency Securities 67.4%
Argentina 9.1%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	5,499,000		ARS	383,059
16.00%, 10/17/23	5,400,000		ARS	363,334
senior note, 15.50%, 10/17/26	11,448,000		ARS	772,004
				1,518,397
Brazil 14.2%
Nota Do Tesouro Nacional,
10.00%, 1/01/21	920	[c]	BRL	295,455
10.00%, 1/01/23	895	[c]	BRL	286,537
10.00%, 1/01/25	1,008	[c]	BRL	322,146
[d] 10.00%, 1/01/27	3,529	[c]	BRL	1,124,879
[e] Index Linked, 6.00%, 5/15/19	22	[c]	BRL	21,375
[e] Index Linked, 6.00%, 8/15/22	58	[c]	BRL	57,079
[e] Index Linked, 6.00%, 5/15/23	247	[c]	BRL	244,264
[e] Index Linked, 6.00%, 8/15/24	10	[c]	BRL	9,961
				2,361,696
Colombia 8.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21.	58,000,000		COP	21,587
senior bond, 9.85%, 6/28/27.	13,000,000		COP	5,700
Titulos de Tesoreria,
B, 7.75%, 9/18/30	1,394,800,000		COP	526,739
B, 7.00%, 6/30/32	8,000,000		COP	2,803
senior bond, B, 11.25%, 10/24/18	107,000,000		COP	40,081
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	23,498
senior bond, B, 7.00%, 5/04/22	82,000,000		COP	29,614
senior bond, B, 10.00%, 7/24/24	337,000,000		COP	140,850
senior bond, B, 7.50%, 8/26/26	1,076,800,000		COP	396,387
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	140,845
senior note, B, 7.00%, 9/11/19	65,000,000		COP	23,144
				1,351,248
Ethiopia 1.2%
[f] Government of Ethiopia International Bond, 144A, 6.625%, 12/11/24	200,000			192,666

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana 6.8%
Ghana Treasury Note, 23.95%, 11/06/17	120,000		GHS	$28,472
Government of Ghana,
25.48%, 4/24/17	10,000		GHS	2,332
24.44%, 5/29/17	90,000		GHS	21,043
26.00%, 6/05/17	10,000		GHS	2,346
25.40%, 7/31/17	30,000		GHS	7,083
23.00%, 8/21/17	111,000		GHS	26,065
23.47%, 5/21/18	90,000		GHS	21,607
24.50%, 10/22/18	885,000		GHS	217,163
24.50%, 4/22/19	190,000		GHS	47,167
24.50%, 5/27/19	170,000		GHS	42,915
21.00%, 3/23/20	80,000		GHS	19,151
24.50%, 6/21/21	580,000		GHS	158,436
24.75%, 7/19/21	230,000		GHS	62,899
18.75%, 1/24/22	50,000		GHS	11,691
senior note, 24.00%, 11/23/20	1,820,000		GHS	469,274
				1,137,644
Indonesia 9.6%
Government of Indonesia,
8.375%, 3/15/34	1,720,000,000		IDR	137,001
FR34, 12.80%, 6/15/21	48,000,000		IDR	4,373
FR35, 12.90%, 6/15/22	8,000,000		IDR	755
FR43, 10.25%, 7/15/22	24,000,000		IDR	2,062
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR	66,181
senior bond, FR53, 8.25%, 7/15/21	88,000,000		IDR	6,944
senior bond, FR56, 8.375%, 9/15/26	1,742,000,000		IDR	142,492
senior bond, FR59, 7.00%, 5/15/27	3,538,000,000		IDR	265,373
senior bond, FR61, 7.00%, 5/15/22	48,000,000		IDR	3,633
senior bond, FR63, 5.625%, 5/15/23	18,000,000		IDR	1,263
senior bond, FR70, 8.375%, 3/15/24	11,874,000,000		IDR	957,904
senior note, FR69, 7.875%, 4/15/19	104,000,000		IDR	8,006
				1,595,987
Mexico 3.4%
Government of Mexico,
7.75%, 12/14/17	71,250	[g]	MXN	383,416
senior note, 8.50%, 12/13/18	5,600	[g]	MXN	30,771
senior note, M, 5.00%, 12/11/19	30,000	[g]	MXN	153,266
				567,453
Montenegro 0.7%
[f] Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	122,616
Philippines 1.4%
Government of the Philippines,
senior note, 5.875%, 1/31/18	20,000		PHP	407
senior note, 3.375%, 8/20/20	20,000		PHP	390
senior note, 3-21, 2.875%, 5/22/17	210,000		PHP	4,186
senior note, 5-72, 2.125%, 5/23/18	1,117,000		PHP	22,068
senior note, 7-51, 5.00%, 8/18/18	850,000		PHP	17,318
senior note, 7-56, 3.875%, 11/22/19	9,170,000		PHP	181,865
				226,234

|2

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Senegal 1.2%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	200,000		$202,003
Serbia 1.4%
Serbia Treasury Bond, 8.00%, 10/22/20	4,210,000	RSD	39,765
Serbia Treasury Note,
8.00%, 4/06/17	60,000	RSD	518
10.00%, 5/08/17	350,000	RSD	3,040
10.00%, 4/27/18	18,310,000	RSD	167,334
10.00%, 3/20/21	830,000	RSD	8,382
10.00%, 9/11/21	2,130,000	RSD	21,794
			240,833
South Africa 4.5%
Government of South Africa,
8.00%, 1/31/30	550,000	ZAR	37,147
7.00%, 2/28/31	120,000	ZAR	7,346
8.25%, 3/31/32	410,000	ZAR	27,700
8.875%, 2/28/35	940,000	ZAR	65,729
9.00%, 1/31/40	500,000	ZAR	34,824
8.75%, 1/31/44	870,000	ZAR	58,725
8.75%, 2/28/48	480,000	ZAR	32,366
R186, 10.50%, 12/21/26	6,002,000	ZAR	493,662
			757,499
Ukraine 1.4%
[f] Government of Ukraine,
144A, 7.75%, 9/01/22	120,000		115,428
[a,h] 144A, VRI, GDP Linked Security, 5/31/40.	300,000		112,350
			227,778
Uruguay 0.3%
Uruguay Treasury Bill,
Strip, 4/03/17	70,000	UYU	2,452
Strip, 5/19/17	1,510,000	UYU	52,101
			54,553
Zambia 4.1%
[f] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	460,000		478,791
[f] Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000		205,594
			684,385
Total Foreign Government and Agency Securities (Cost $10,857,821)			11,240,992

Quasi-Sovereign and Corporate Bonds 4.5%
Costa Rica 3.8%
[b] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		635,118
South Africa 0.7%
[f,i] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	160,168		16,818
senior secured note, 144A, PIK, 8.00%, 12/31/22	36,237	EUR	14,495

|3

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value
Quasi-Sovereign and Corporate Bonds (continued)
South Africa (continued)
[f,i] K2016740260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	66,364			$91,250
				122,563
Total Quasi-Sovereign and Corporate Bonds (Cost $965,023)				757,681
Total Investments before Short Term Investments (Cost $11,855,062)				12,000,753

Short Term Investments 21.4%
Foreign Government and Agency Securities 5.2%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17	50,000,000		COP	17,021
Egypt 4.7%
[j] Egypt Treasury Bill,
8/15/17 - 2/06/18	12,325,000		EGP	613,483
[k] 10/03/17 - 4/03/18.	3,500,000		EGP	170,092
				783,575
Mexico 0.1%
[j] Mexico Treasury Bill, 4/12/17 - 11/09/17	48,310	[l]	MXN	24,933
Philippines 0.3%
[j] Philippine Treasury Bill, 5/03/17 - 9/27/17	2,280,000		PHP	45,275
Total Foreign Government and Agency Securities (Cost $880,479)				870,804
Total Investments before Money Market Funds (Cost $12,735,541)				12,871,557

	Shares
Money Market Funds (Cost $2,698,434) 16.2%
United States 16.2%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	2,698,434			2,698,434
Total Investments (Cost $15,433,975) 93.3%				15,569,991
Other Assets, less Liabilities 6.7%				1,112,306
Net Assets 100.0%				$16,682,297

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dA portion or all of the security purchased on a delayed delivery basis.
eRedemption price at maturity is adjusted for inflation.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $1,552,011, representing 9.3% of net assets.
gPrincipal amount is stated in 100 Mexican Peso Units.
hThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
iIncome may be received in additional securities and/or cash.
jThe security was issued on a discount basis with no stated coupon rate.
kSecurity purchased on a when-issued basis.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 7 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	JPHQ	Buy	18,573,000	$28,572	4/03/17	$—	$(431)
Chilean Peso	JPHQ	Sell	18,573,000	27,963	4/03/17	—	(178)
Chilean Peso	MSCO	Buy	15,561,000	23,984	4/03/17	—	(407)
Chilean Peso	MSCO	Sell	15,561,000	23,483	4/03/17	—	(94)
Japanese Yen	BZWS	Buy	46,442,500	417,761	4/03/17	—	(474)
Japanese Yen	BZWS	Sell	46,442,500	419,523	4/03/17	2,237	—
Malaysian Ringgit	DBAB	Buy	389,000	97,304	4/03/17	—	(9,439)
Malaysian Ringgit	DBAB	Sell	389,000	88,005	4/03/17	140	—
Malaysian Ringgit	JPHQ	Buy	827,050	207,083	4/03/17	—	(20,274)
Malaysian Ringgit	JPHQ	Sell	827,050	187,107	4/03/17	298	—
South African Rand	HSBK	Buy	2,100,572	156,669	4/03/17	—	(198)
South African Rand	HSBK	Sell	2,100,572	162,145	4/03/17	5,674	—
Malaysian Ringgit	JPHQ	Buy	16,110	4,102	4/05/17	—	(464)
Chilean Peso	MSCO	Buy	3,074,750	4,784	4/07/17	—	(126)
Japanese Yen	JPHQ	Sell	10,000,000	97,889	4/07/17	8,024	—
Malaysian Ringgit	DBAB	Buy	151,500	38,369	4/07/17	—	(4,167)
Japanese Yen	HSBK	Sell	19,800,000	192,555	4/11/17	14,594	—
Malaysian Ringgit	JPHQ	Buy	239,000	61,046	4/11/17	—	(7,119)
Euro	CITI	Sell	28,595	30,193	4/13/17	—	(327)
Ghanaian Cedi	BZWS	Buy	41,344	8,782	4/13/17	752	—
Japanese Yen	BZWS	Sell	10,100,000	98,219	4/13/17	7,434	—
Japanese Yen	DBAB	Sell	9,900,000	96,332	4/13/17	7,345	—
Chilean Peso	DBAB	Buy	37,315,000	55,138	4/18/17	1,343	—
Euro	UBSW	Sell	51,630	54,721	4/18/17	—	(397)
Indian Rupee	JPHQ	Buy	13,837,500	201,449	4/18/17	11,698	—
Euro	DBAB	Sell	128,180	137,465	4/24/17	589	—
Chilean Peso	MSCO	Buy	3,074,750	4,671	4/26/17	—	(19)
Euro	BZWS	Sell	105,000	113,380	4/27/17	1,241	—

|5

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	275,220	$295,844	4/28/17	$1,898	$—
Chilean Peso	MSCO	Buy	4,029,000	6,199	5/02/17	—	(106)
Euro	DBAB	Sell	609,800	662,438	5/08/17	10,831	—
Euro	CITI	Sell	281,000	301,281	5/09/17	1,001	—
Euro	DBAB	Sell	393,000	421,261	5/09/17	1,296	—
Euro	DBAB	Sell	292,450	311,903	5/15/17	—	(706)
Euro	BOFA	Sell	48,370	51,375	5/17/17	—	(334)
Euro	JPHQ	Sell	109,400	116,990	5/22/17	8	—
Chilean Peso	CITI	Buy	18,742,000	29,072	5/24/17	—	(756)
Chilean Peso	DBAB	Buy	36,852,500	56,919	5/30/17	—	(1,257)
Mexican Peso	JPHQ	Buy	6,083,000	319,477	5/30/17	2,351	—
Indian Rupee	DBAB	Buy	53,060,000	784,708	5/31/17	29,512	—
Australian Dollar	CITI	Sell	277,000	210,077	6/13/17	—	(1,320)
Australian Dollar	JPHQ	Sell	417,000	314,669	6/13/17	—	(3,570)
Australian Dollar	BOFA	Sell	763,000	580,910	6/29/17	—	(1,228)
Chilean Peso	JPHQ	Buy	18,573,000	27,846	6/30/17	166	—
Euro	BZWS	Sell	367,000	395,238	6/30/17	2,004	—
Mexican Peso	CITI	Buy	2,021,700	94,966	6/30/17	11,502	—
Philippine Peso	DBAB	Buy	816,880	17,161	6/30/17	—	(986)
Japanese Yen	BZWS	Sell	46,442,500	419,282	7/03/17	422	—
Japanese Yen	JPHQ	Sell	158,200,000	1,426,189	7/03/17	—	(600)
Philippine Peso	JPHQ	Buy	823,000	17,319	7/03/17	—	(1,027)
Mexican Peso	CITI	Buy	2,708,121	125,256	7/06/17	17,232	—
Japanese Yen	JPHQ	Sell	20,000,000	172,876	7/11/17	—	(7,571)
Malaysian Ringgit	HSBK	Buy	356,895	88,542	7/21/17	—	(8,635)
Japanese Yen	SCNY	Sell	20,370,000	182,557	8/08/17	—	(1,476)
Japanese Yen	JPHQ	Sell	20,420,000	183,030	8/09/17	—	(1,463)
Malaysian Ringgit	DBAB	Buy	2,630,000	579,934	8/11/17	8,174	—
Mexican Peso	GSCO	Buy	1,464,330	70,000	8/14/17	6,599	—
Mexican Peso	HSBK	Buy	15,380,000	731,910	8/23/17	71,542	—
Mexican Peso	CITI	Buy	3,398,504	155,557	10/05/17	20,856	—
Japanese Yen	JPHQ	Sell	10,000,000	98,790	10/10/17	8,161	—
Japanese Yen	JPHQ	Sell	20,400,000	185,283	2/08/18	—	(873)
Japanese Yen	BZWS	Sell	20,370,000	184,544	2/09/18	—	(1,349)
Mexican Peso	CITI	Buy	19,977,374	946,843	2/26/18	68,585	—
Total Forward Exchange Contracts						$323,509	$(77,371)
Net unrealized appreciation (depreciation)						$246,138

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$960,000	10/17/17	$—	$(276)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%	CME	520,000	8/22/23	—	(27,343)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	440,000	1/22/25	10,957	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	550,000	1/23/25	11,441	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	320,000	1/27/25	6,625	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	80,000	1/29/25	1,875	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	70,000	1/30/25	1,620	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	110,000	2/03/25	3,588	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%	CME	300,000	8/22/43	—	(72,477)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%	CME	300,000	12/23/43	—	(75,260)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.794%	LCH	200,000	3/13/47	—	(6,232)
Total Interest Rate Swap Contracts				$36,106	$(181,588)
Net unrealized appreciation (depreciation)					$(145,482)

See Abbreviations on page 49.

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TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Global Bond Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 66.6%
Argentina 4.3%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,007,762,000		ARS	$697,137,865
16.00%, 10/17/23	3,686,838,000		ARS	248,065,396
senior note, 15.50%, 10/17/26	11,196,338,000		ARS	755,032,768
[a,b] Government of Argentina, FRN, 20.926%, 4/03/22	700,128,000		ARS	46,807,908
				1,747,043,937
Brazil 14.1%
Letra Tesouro Nacional,
Strip, 1/01/20.	4,437,480	[c]	BRL	1,099,305,272
Strip, 7/01/20.	2,105,392	[c]	BRL	496,344,946
Nota Do Tesouro Nacional,
10.00%, 1/01/21	4,010,310	[c]	BRL	1,287,896,071
10.00%, 1/01/23	4,646,561	[c]	BRL	1,487,610,660
10.00%, 1/01/25	2,111,646	[c]	BRL	674,859,519
10.00%, 1/01/27	995,630	[c]	BRL	317,360,048
[d] Index Linked, 6.00%, 8/15/24	178,172	[c]	BRL	177,472,862
[d] Index Linked, 6.00%, 8/15/50	133,230	[c]	BRL	143,007,253
				5,683,856,631
Colombia 4.0%
Government of Colombia,
senior bond, 7.75%, 4/14/21	45,050,000,000		COP	16,767,335
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	2,156,972
senior bond, 9.85%, 6/28/27	10,884,000,000		COP	4,772,223
Titulos de Tesoreria,
B, 5.00%, 11/21/18	52,609,000,000		COP	18,064,042
B, 7.75%, 9/18/30	1,657,779,800,000		COP	626,051,755
B, 7.00%, 6/30/32	16,014,000,000		COP	5,611,216
senior bond, B, 11.25%, 10/24/18	96,940,000,000		COP	36,312,289
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	35,444,824
senior bond, B, 7.00%, 5/04/22	116,701,000,000		COP	42,145,994
senior bond, B, 10.00%, 7/24/24	505,252,000,000		COP	211,172,195
senior bond, B, 7.50%, 8/26/26	1,072,334,700,000		COP	394,743,132
senior bond, B, 6.00%, 4/28/28	622,808,100,000		COP	204,761,242
senior note, B, 7.00%, 9/11/19.	75,939,000,000		COP	27,038,962
				1,625,042,181
India 3.6%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	229,950,674
senior bond, 8.35%, 5/14/22	4,260,400,000		INR	69,873,582
senior bond, 9.15%, 11/14/24	9,798,000,000		INR	169,853,904
senior note, 7.28%, 6/03/19.	561,300,000		INR	8,796,599
senior note, 8.12%, 12/10/20.	1,759,000,000		INR	28,417,640
senior note, 7.80%, 4/11/21.	14,845,400,000		INR	237,384,491
senior note, 7.16%, 5/20/23.	4,378,700,000		INR	68,369,424
senior note, 8.83%, 11/25/23.	37,754,900,000		INR	638,998,481
				1,451,644,795

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia 11.0%
Government of Indonesia,
6.125%, 5/15/28	102,713,000,000		IDR	$6,993,081
8.375%, 3/15/34	2,917,910,000,000		IDR	232,416,784
FR28, 10.00%, 7/15/17.	104,700,000,000		IDR	7,982,831
FR32, 15.00%, 7/15/18.	1,150,000,000		IDR	95,470
FR34, 12.80%, 6/15/21.	1,603,246,000,000		IDR	146,061,322
FR35, 12.90%, 6/15/22.	1,172,669,000,000		IDR	110,662,311
FR36, 11.50%, 9/15/19.	437,062,000,000		IDR	36,259,188
FR43, 10.25%, 7/15/22.	377,390,000,000		IDR	32,427,424
FR48, 9.00%, 9/15/18	483,192,000,000		IDR	37,544,308
FR52, 10.50%, 8/15/30.	996,594,000,000		IDR	93,205,158
senior bond, 9.00%, 3/15/29	2,481,901,000,000		IDR	209,999,104
senior bond, 8.75%, 5/15/31	1,231,387,000,000		IDR	102,942,845
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	92,866,558
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,629,778
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000		IDR	59,737,861
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000		IDR	65,620,419
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000		IDR	84,960,043
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000		IDR	21,699,464
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	563,002,725
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	170,111,638
senior bond, FR53, 8.25%, 7/15/21	5,891,244,000,000		IDR	464,871,584
senior bond, FR56, 8.375%, 9/15/26	11,168,790,000,000		IDR	913,585,801
senior bond, FR59, 7.00%, 5/15/27	753,024,000,000		IDR	56,481,770
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000		IDR	47,060,962
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000		IDR	809,758,492
senior note, FR66, 5.25%, 5/15/18	169,888,000,000		IDR	12,624,785
senior note, FR69, 7.875%, 4/15/19	824,326,000,000		IDR	63,453,730
				4,449,055,436
Mexico 14.5%
Government of Mexico,
7.75%, 12/14/17	487,967,175	[e]	MXN	2,625,882,647
M, 4.75%, 6/14/18	16,900,000	[e]	MXN	88,317,687
senior note, 8.50%, 12/13/18.	509,954,600	[e]	MXN	2,802,137,512
senior note, M, 5.00%, 12/11/19	39,169,600	[e]	MXN	200,112,660
[f] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17.	12,492,287	[g]	MXN	66,730,619
Index Linked, 4.00%, 6/13/19	7,815,399	[g]	MXN	42,581,045
Index Linked, 2.50%, 12/10/20.	6,257,447	[g]	MXN	32,628,426
				5,858,390,596
Peru 0.2%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	62,477,969
Philippines 1.8%
Government of the Philippines,
senior note, 5.875%, 1/31/18.	55,240,000		PHP	1,124,017
senior note, 3.375%, 8/20/20.	8,357,030,000		PHP	162,984,586
senior note, 3-21, 2.875%, 5/22/17.	2,845,760,000		PHP	56,722,699
senior note, 5-72, 2.125%, 5/23/18.	5,932,727,000		PHP	117,209,219
senior note, 7-51, 5.00%, 8/18/18	1,392,270,000		PHP	28,365,950
senior note, 7-56, 3.875%, 11/22/19	17,672,820,000		PHP	350,498,449
				716,904,920

|9

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Portugal 0.7%
[h] Government of Portugal, 144A, 5.125%, 10/15/24	306,866,000		$297,804,247
South Africa 0.8%
Government of South Africa,
8.00%, 1/31/30	1,184,678,000	ZAR	80,012,335
7.00%, 2/28/31	310,704,000	ZAR	19,020,451
8.25%, 3/31/32	733,258,000	ZAR	49,539,702
8.875%, 2/28/35	730,990,000	ZAR	51,113,734
8.50%, 1/31/37	432,065,000	ZAR	28,881,520
R186, 10.50%, 12/21/26	926,442,000	ZAR	76,199,452
senior bond, 6.25%, 3/31/36	464,951,000	ZAR	24,609,437
			329,376,631
South Korea 8.3%
Korea Monetary Stabilization Bond, senior note, 1.33%, 10/02/18	306,850,000,000	KRW	273,762,733
Korea Treasury Bond,
senior note, 1.50%, 6/10/19.	883,046,600,000	KRW	788,451,469
senior note, 2.75%, 9/10/19.	2,465,000,000	KRW	2,264,275
senior note, 1.25%, 12/10/19.	230,726,000,000	KRW	204,347,073
senior note, 2.00%, 3/10/21.	1,456,387,020,000	KRW	1,315,064,175
senior note, 1.375%, 9/10/21.	859,779,700,000	KRW	755,702,078
			3,339,591,803
[i] Supranational 0.3%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24.	2,473,000,000	MXN	134,338,200
Ukraine 3.0%
[h] Government of Ukraine,
144A, 7.75%, 9/01/22	110,741,000		106,521,768
144A, 7.75%, 9/01/23	114,710,000		108,475,511
144A, 7.75%, 9/01/24	150,938,000		141,517,959
144A, 7.75%, 9/01/25	276,402,000		255,494,953
144A, 7.75%, 9/01/26	237,462,000		218,465,040
144A, 7.75%, 9/01/27	141,324,000		129,664,770
[j,k] 144A, VRI, GDP Linked Security, 5/31/40	650,958,000		243,783,771
			1,203,923,772
Total Foreign Government and Agency Securities
(Cost $26,016,168,112)			26,899,451,118

Quasi-Sovereign and Corporate Bonds 1.2%
India 1.2%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000	INR	382,127,585
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000	INR	53,976,526
8.29%, 11/28/24	3,050,000,000	INR	49,288,583
Total Quasi-Sovereign and Corporate Bonds (Cost $486,746,269)			485,392,694
Total Investments before Short Term Investments
(Cost $26,502,914,381)			27,384,843,812

|10

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*		Value
Short Term Investments 27.8%
Foreign Government and Agency Securities 0.6%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17	76,629,000,000	COP	$26,082,219
Mexico 0.0%†
[l] Mexico Treasury Bill, 4/12/17 - 8/31/17	3,428,230[m]	MXN	1,787,796
Philippines 0.5%
[l] Philippine Treasury Bill, 4/19/17 - 9/27/17	11,420,820,000	PHP	226,414,607
Total Foreign Government and Agency Securities
(Cost $266,839,861)			254,284,622

U.S. Government and Agency Securities (Cost $2,257,567,180)
5.6%
United States 5.6%
[l] FHLB, 4/03/17 - 4/07/17	2,257,767,000		2,257,682,996
Total Investments before Money Market Funds
(Cost $29,027,321,422)			29,896,811,430

	Shares
Money Market Funds (Cost $8,706,409,321) 21.6%
United States 21.6%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	8,706,409,321		8,706,409,321
Total Investments (Cost $37,733,730,743) 95.6%.			38,603,220,751
Other Assets, less Liabilities 4.4%			1,755,785,158
Net Assets 100.0%			$40,359,005,909

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $1,501,728,019, representing 3.7% of net assets.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jNon-income producing.
kThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
lThe security was issued on a discount basis with no stated coupon rate.
mPrincipal amount is stated in 10 Mexican Peso Units.
nSee Note 7 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day yield at period end.

|11

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	89,810,648,000	139,815,752		4/03/17	$	— $	(3,740,043)
Chilean Peso	DBAB	Sell	89,810,648,000	135,155,226		4/03/17		—	(920,482)
Chilean Peso	JPHQ	Buy	32,660,995,000	50,243,820		4/03/17		—	(757,839)
Chilean Peso	JPHQ	Sell	32,660,995,000	49,173,434		4/03/17		—	(312,547)
Chilean Peso	MSCO	Buy	66,403,438,000	102,348,086		4/03/17		—	(1,737,578)
Chilean Peso	MSCO	Sell	66,403,438,000	100,207,403		4/03/17		—	(403,104)
Euro	GSCO	Buy	203,544,000	218,443,421		4/03/17		—	(1,293,861)
Euro	GSCO	Sell	203,544,000	215,805,491		4/03/17		—	(1,344,069)
Malaysian Ringgit	HSBK	Buy	1,546,040,875	330,047,366	EUR	4/04/17		—	(2,960,406)
Malaysian Ringgit	HSBK	Sell	1,546,040,875	327,052,140	EUR	4/04/17		—	(235,174)
Chilean Peso	DBAB	Buy	21,710,940,000	33,293,881		4/06/17		—	(405,245)
Chilean Peso	MSCO	Buy	51,576,526,600	80,241,030		4/07/17		—	(2,115,887)
Japanese Yen	JPHQ	Sell	19,563,250,000	191,502,743		4/07/17		15,697,974	—
Malaysian Ringgit	HSBK	Buy	848,970,202	181,640,643	EUR	4/07/17		—	(2,157,678)
Philippine Peso	HSBK	Buy	2,511,000,000	53,516,624		4/07/17		—	(3,509,936)
Philippine Peso	HSBK	Sell	2,511,000,000	53,539,446		4/07/17		3,532,757	—
Chilean Peso	JPHQ	Buy	18,232,450,000	27,198,404		4/10/17		413,621	—
Euro	BOFA	Sell	196,533,000	208,617,814		4/10/17		—	(1,117,865)
Euro	JPHQ	Sell	65,175,000	69,056,497		4/10/17		—	(496,824)
Euro	BOFA	Sell	131,886,000	139,683,100		4/11/17		—	(1,069,034)
Euro	SCNY	Sell	226,537,356	240,455,811		4/11/17		—	(1,310,687)
Euro	UBSW	Sell	23,478,000	24,874,706		4/11/17		—	(181,620)
Japanese Yen	HSBK	Sell	38,917,825,000	378,476,818		4/11/17		28,685,533	—
Malaysian Ringgit	HSBK	Buy	595,092,417	14,594,998,590	JPY	4/11/17		3,095,230	—
Euro	GSCO	Sell	104,415,800	111,025,320		4/12/17		—	(414,903)
Euro	JPHQ	Sell	34,536,000	36,715,567		4/12/17		—	(143,793)
Euro	SCNY	Sell	49,935,936	53,050,690		4/12/17		—	(244,614)
Japanese Yen	SCNY	Sell	3,331,470,000	28,911,732		4/12/17		—	(1,032,558)
Japanese Yen	BZWS	Sell	19,705,372,000	191,628,711		4/13/17		14,503,470	—
Japanese Yen	CITI	Sell	6,890,100,000	64,756,579		4/13/17		2,823,690	—
Japanese Yen	DBAB	Sell	19,434,250,000	189,106,151		4/13/17		14,417,938	—
Chilean Peso	CITI	Buy	53,031,580,000	78,930,136		4/17/17		1,346,345	—
Chilean Peso	DBAB	Buy	43,814,456,300	65,345,945		4/17/17		978,128	—
Chilean Peso	DBAB	Buy	33,653,465,000	49,728,061		4/18/17		1,211,484	—
Chilean Peso	GSCO	Buy	13,842,935,000	20,696,621		4/18/17		256,728	—
Indian Rupee	JPHQ	Buy	41,308,437,210	562,074,614	EUR	4/18/17		36,248,858	—
Japanese Yen	BOFA	Sell	2,679,000,000	24,910,896		4/18/17		825,321	—
Malaysian Ringgit	HSBK	Buy	456,494,923	11,110,538,624	JPY	4/18/17		3,017,476	—
Mexican Peso	CITI	Buy	3,422,907,160	164,331,455	EUR	4/18/17		6,877,698	—
Mexican Peso	DBAB	Buy	3,204,884,515	149,133,761	EUR	4/18/17		11,489,798	—
Australian Dollar	BOFA	Sell	626,000,000	477,925,960		4/20/17		—	(296,263)
Australian Dollar	JPHQ	Sell	388,000,000	295,739,420		4/20/17		—	(666,687)
Chilean Peso	DBAB	Buy	24,197,532,000	36,483,275		4/20/17		138,499	—
Euro	BZWS	Sell	79,015,000	85,102,790		4/21/17		738,148	—
Chilean Peso	DBAB	Buy	24,799,219,750	37,574,575		4/24/17		—	(52,020)
Euro	DBAB	Sell	68,506,971	73,469,616		4/24/17		314,602	—
Japanese Yen	BZWS	Sell	9,218,756,500	89,404,016		4/24/17		6,502,424	—
Mexican Peso	CITI	Buy	2,307,343,100	110,639,739	EUR	4/24/17		4,634,256	—

|12

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	MSCO	Buy	51,576,526,600	78,354,009		4/26/17	$	—$	(326,178)
Euro	BZWS	Sell	526,759,472	568,074,406		4/27/17		5,499,834	—
Euro	GSCO	Sell	53,052,700	57,235,375		4/27/17		575,549	—
Indian Rupee	DBAB	Buy	900,181,000	13,069,399		4/27/17		790,201	—
Australian Dollar	JPHQ	Sell	248,603,352	187,831,020		4/28/17		—	(2,058,841)
Chilean Peso	DBAB	Buy	59,873,765,000	90,961,769		4/28/17		—	(393,289)
Euro	BOFA	Sell	201,853,922	217,087,838		4/28/17		1,499,923	—
Euro	GSCO	Sell	305,100,791	327,960,468		4/28/17		2,100,844	—
Indian Rupee	HSBK	Buy	22,984,769,550	311,438,724	EUR	4/28/17		21,237,112	—
Chilean Peso	MSCO	Buy	17,195,280,500	26,458,348		5/02/17		—	(453,553)
Euro	GSCO	Sell	249,485,947	266,830,210		5/02/17		319,117	—
Euro	JPHQ	Sell	236,418,000	252,810,042		5/02/17		258,664	—
South Korean Won	HSBK	Sell	240,632,360,000	210,131,738		5/02/17		—	(5,202,444)
Euro	BOFA	Sell	119,224,000	128,633,158		5/03/17		1,266,894	—
Mexican Peso	CITI	Buy	3,716,745,430	171,394,460	EUR	5/03/17		14,400,871	—
Mexican Peso	CITI	Buy	2,084,698,000	93,989,289	EUR	5/04/17		10,345,603	—
Euro	BZWS	Sell	202,258,000	217,746,918		5/08/17		1,622,397	—
Euro	JPHQ	Sell	117,193,824	126,182,590		5/08/17		954,125	—
Japanese Yen	BOFA	Sell	6,474,170,000	63,222,773		5/08/17		4,972,205	—
Japanese Yen	BZWS	Sell	6,464,800,000	63,128,435		5/08/17		4,962,173	—
Chilean Peso	DBAB	Buy	35,759,440,000	55,535,704		5/09/17		—	(1,473,099)
Euro	GSCO	Sell	127,740,000	136,898,958		5/09/17		394,520	—
Euro	GSCO	Sell	102,935,000	110,474,989		5/10/17		472,008	—
Malaysian Ringgit	DBAB	Buy	427,337,301	91,175,016	EUR	5/11/17		—	(1,325,604)
Australian Dollar	JPHQ	Sell	897,312,000	686,519,951		5/15/17		1,359,494	—
Chilean Peso	DBAB	Buy	26,652,370,250	40,915,521		5/15/17		—	(632,324)
Chilean Peso	MSCO	Buy	30,698,485,500	47,418,112		5/15/17		—	(1,019,494)
Euro	BOFA	Sell	106,607,000	113,835,741		5/15/17		—	(119,619)
Euro	BOFA	Sell	272,519,662	291,844,032		5/15/17		539,743	—
Euro	CITI	Sell	8,800,000	9,441,168		5/15/17		34,589	—
Euro	GSCO	Sell	171,944,000	184,530,301		5/15/17		734,298	—
Euro	JPHQ	Sell	261,527,058	279,272,976		5/15/17		—	(280,993)
Euro	SCNY	Sell	106,299,000	113,474,714		5/15/17		—	(151,416)
Euro	UBSW	Sell	96,724,000	103,274,149		5/15/17		—	(116,981)
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	100,949,058		5/15/17		3,361,756	—
Japanese Yen	GSCO	Sell	16,608,958,000	160,310,390		5/15/17		10,837,354	—
Japanese Yen	HSBK	Sell	6,367,072,000	61,464,157		5/15/17		4,163,417	—
Japanese Yen	SCNY	Sell	12,414,879,000	120,381,452		5/15/17		8,653,212	—
Euro	GSCO	Sell	312,947,817	333,511,618		5/16/17		—	(1,024,101)
Euro	SCNY	Sell	140,680,000	149,854,446		5/16/17		—	(530,003)
Japanese Yen	MSCO	Sell	3,400,000,000	31,624,377		5/16/17		1,024,879	—
Japanese Yen	SCNY	Sell	9,153,053,700	85,255,716		5/16/17		2,879,584	—
South Korean Won	CITI	Sell	463,709,000,000	403,295,356		5/16/17		—	(11,706,285)
Chilean Peso	JPHQ	Buy	33,837,395,187	52,412,322		5/17/17		—	(1,274,099)
Euro	GSCO	Sell	417,924,000	442,460,318		5/17/17		—	(4,315,249)
Euro	UBSW	Sell	180,000,000	190,336,500		5/17/17		—	(2,089,879)
South Korean Won	HSBK	Sell	243,223,000,000	207,962,892		5/17/17		—	(9,713,920)
Chilean Peso	DBAB	Buy	43,814,463,700	67,834,748		5/18/17		—	(1,621,252)
Japanese Yen	BOFA	Sell	42,218,712,250	393,757,809		5/18/17		13,769,525	—
Japanese Yen	CITI	Sell	70,512,973,500	654,780,821		5/18/17		20,130,868	—

|13

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract			Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*			Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	481,624,500,000	411,539,349			5/18/17	$	—$	(19,502,402)
Japanese Yen	BOFA	Sell	42,084,293,750	390,936,310			5/19/17		12,144,844	—
Japanese Yen	HSBK	Sell	42,232,203,900	392,310,301			5/19/17		12,187,528	—
Chilean Peso	JPHQ	Buy	34,243,454,813	53,247,481			5/22/17		—	(1,507,312)
Euro	DBAB	Sell	43,205,539	46,269,244			5/22/17		69,537	—
Euro	JPHQ	Sell	142,058,430	151,740,280			5/22/17		—	(162,877)
Euro	JPHQ	Sell	207,184,000	221,557,390			5/22/17		15,425	—
Euro	UBSW	Sell	59,525,000	63,721,512			5/22/17		71,397	—
Japanese Yen	BOFA	Sell	42,198,117,500	390,522,986			5/22/17		10,667,870	—
Japanese Yen	JPHQ	Sell	9,694,306,000	90,002,934			5/22/17		2,737,626	—
Euro	JPHQ	Sell	204,801,000	216,864,803			5/23/17		—	(2,139,881)
Euro	MSCO	Sell	158,886,676	168,105,281			5/23/17		—	(1,800,756)
Euro	UBSW	Sell	58,343,508	61,732,391			5/23/17		—	(657,449)
Malaysian Ringgit	HSBK	Buy	36,030,800	944,403,298	JPY		5/23/17		—	(403,846)
Chilean Peso	CITI	Buy	29,155,220,000	45,225,030			5/24/17		—	(1,176,926)
Japanese Yen	BOFA	Sell	12,841,448,000	116,770,160			5/25/17		1,163,284	—
Japanese Yen	HSBK	Sell	2,816,138,000	25,692,346			5/25/17		339,682	—
Mexican Peso	HSBK	Buy	531,511,160	27,810,337			5/26/17		328,056	—
Mexican Peso	HSBK	Sell	531,511,160	28,522,963			5/26/17		384,571	—
Chilean Peso	DBAB	Buy	33,736,660,000	52,106,974			5/30/17		—	(1,151,024)
Euro	BOFA	Sell	449,846,411	477,633,424			5/30/17		—	(3,578,526)
Euro	DBAB	Sell	277,024,466	294,382,819			5/30/17		—	(1,957,177)
Euro	GSCO	Sell	202,057,000	214,774,468			5/30/17		—	(1,370,956)
Euro	SCNY	Sell	211,027,544	224,245,254			5/30/17		—	(1,496,184)
Chilean Peso	DBAB	Buy	55,910,289,800	86,568,537			5/31/17		—	(2,125,427)
Euro	BOFA	Sell	143,335,694	152,282,708			5/31/17		—	(1,055,172)
Euro	SCNY	Sell	236,418,000	251,406,901			5/31/17		—	(1,508,712)
Indian Rupee	CITI	Buy	3,154,839,000	43,878,150		EUR	5/31/17		1,471,816	—
Indian Rupee	DBAB	Buy	37,183,634,938	515,698,773		EUR	5/31/17		18,907,834	—
South Korean Won	HSBK	Sell	331,089,764,000	283,345,968			6/02/17		—	(13,009,458)
Euro	MSCO	Sell	8,856,901	9,370,513			6/05/17		—	(106,941)
Euro	UBSW	Sell	154,764,200	163,433,317			6/06/17		—	(2,183,096)
Euro	UBSW	Sell	15,764,200	16,699,884			6/07/17		—	(170,609)
Mexican Peso	CITI	Buy	2,245,017,240	98,255,901		EUR	6/07/17		13,482,411	—
Euro	BOFA	Sell	196,533,000	209,174,985			6/08/17		—	(1,161,340)
Japanese Yen	CITI	Sell	28,538,800,000	270,345,951			6/08/17		13,266,384	—
Japanese Yen	HSBK	Sell	42,738,600,000	378,217,699			6/09/17		—	(6,793,170)
Australian Dollar	CITI	Sell	580,635,912	440,354,294			6/13/17		—	(2,765,334)
Australian Dollar	JPHQ	Sell	870,630,184	656,978,821			6/13/17		—	(7,453,599)
Chilean Peso	DBAB	Buy	32,485,498,000	48,773,362			6/13/17		260,685	—
Euro	DBAB	Sell	129,470,000	137,173,077			6/13/17		—	(1,426,786)
Japanese Yen	HSBK	Sell	37,908,340,000	332,675,208			6/13/17		—	(8,887,823)
Euro	MSCO	Sell	188,363,321	201,364,158			6/14/17		—	(292,685)
Euro	BOFA	Sell	177,095,041	189,789,213			6/15/17		185,867	—
South Korean Won	CITI	Sell	801,396,000,000	691,693,423			6/15/17		—	(25,754,048)
Australian Dollar	CITI	Sell	121,932,400	91,806,562			6/16/17		—	(1,243,055)
Australian Dollar	JPHQ	Sell	615,570,000	464,312,140			6/16/17		—	(5,444,487)
Euro	JPHQ	Sell	119,381,305	127,496,846			6/16/17		—	(323,179)
Euro	MSCO	Sell	326,133,680	348,366,213			6/16/17		—	(820,915)
Japanese Yen	CITI	Sell	4,208,470,000	40,365,532			6/16/17		2,440,768	—

|14

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	24,745,070,000	217,062,017		6/16/17	$	— $	(5,928,982)
Australian Dollar	CITI	Sell	245,796,300	185,433,645		6/19/17		—	(2,130,226)
Euro	UBSW	Sell	245,086,718	261,550,418		6/19/17		—	(902,428)
Japanese Yen	DBAB	Sell	24,707,170,000	236,574,873		6/19/17		13,893,333	—
Japanese Yen	CITI	Sell	19,533,646,000	190,316,853		6/20/17		14,254,954	—
Japanese Yen	DBAB	Sell	24,749,910,000	240,477,167		6/22/17		17,378,277	—
Mexican Peso	CITI	Buy	2,168,516,800	97,714,246	EUR	6/29/17		9,523,533	—
Chilean Peso	JPHQ	Buy	32,660,995,000	48,967,009		6/30/17		292,604	—
Euro	BZWS	Sell	158,013,727	170,171,619		6/30/17		862,991	—
Japanese Yen	BZWS	Sell	11,637,164,000	115,395,395		6/30/17		10,456,178	—
Chilean Peso	DBAB	Buy	89,810,648,000	134,569,964		7/03/17		863,059	—
Euro	GSCO	Sell	203,544,000	219,379,723		7/03/17		1,251,794	—
Japanese Yen	BZWS	Sell	35,594,850,000	308,670,919		7/11/17		—	(12,478,504)
Japanese Yen	GSCO	Sell	6,380,360,000	55,261,786		7/11/17		—	(2,304,096)
Japanese Yen	JPHQ	Sell	39,126,500,000	338,201,227		7/11/17		—	(14,812,001)
Japanese Yen	CITI	Sell	3,332,090,000	28,925,146		7/13/17		—	(1,141,045)
Japanese Yen	HSBK	Sell	12,607,090,000	109,489,769		7/13/17		—	(4,266,814)
Mexican Peso	CITI	Buy	1,435,121,700	59,585,804	EUR	7/13/17		11,541,588	—
Japanese Yen	JPHQ	Sell	14,336,430,000	140,113,663		7/14/17		10,746,648	—
Mexican Peso	CITI	Buy	2,005,292,700	93,599,576	EUR	7/14/17		5,018,797	—
Mexican Peso	DBAB	Buy	3,204,884,515	149,795,958	EUR	7/17/17		7,701,531	—
Mexican Peso	MSCO	Buy	3,071,960,000	127,961,011	EUR	7/17/17		24,135,864	—
Mexican Peso	CITI	Buy	3,867,049,000	179,879,511	EUR	7/18/17		10,180,900	—
Mexican Peso	JPHQ	Buy	4,117,023,741	191,900,053	EUR	7/18/17		10,417,817	—
Mexican Peso	CITI	Buy	2,099,231,755	97,173,847	EUR	7/19/17		6,013,044	—
Japanese Yen	SCNY	Sell	10,082,050,000	89,610,257		7/20/17		—	(1,392,916)
Japanese Yen	DBAB	Sell	25,032,090,000	219,097,338		7/24/17		—	(6,892,158)
Japanese Yen	CITI	Sell	14,729,205,625	141,070,832		7/25/17		8,089,300	—
Japanese Yen	GSCO	Sell	15,371,620,000	136,752,710		7/27/17		—	(2,042,150)
Japanese Yen	JPHQ	Sell	7,902,175,000	70,350,990		7/27/17		—	(1,000,062)
Japanese Yen	BZWS	Sell	13,069,570,000	125,832,888		7/31/17		7,801,226	—
Japanese Yen	DBAB	Sell	13,902,366,365	133,916,103		7/31/17		8,363,434	—
Japanese Yen	HSBK	Sell	17,605,035,074	154,362,429		7/31/17		—	(4,629,148)
Mexican Peso	CITI	Buy	758,072,000	33,675,249	EUR	8/04/17		3,564,778	—
Japanese Yen	CITI	Sell	18,720,380,000	166,351,624		8/14/17		—	(2,826,496)
Japanese Yen	GSCO	Sell	26,707,620,290	237,529,863		8/16/17		—	(3,853,037)
Japanese Yen	DBAB	Sell	9,637,940,000	97,589,510		8/18/17		10,473,635	—
Japanese Yen	HSBK	Sell	19,192,069,750	194,645,738		8/22/17		21,138,151	—
Japanese Yen	JPHQ	Sell	4,331,618,000	43,934,113		8/22/17		4,773,742	—
Japanese Yen	BZWS	Sell	4,322,430,000	43,761,915		8/24/17		4,680,848	—
Japanese Yen	DBAB	Sell	4,271,575,000	43,309,963		8/24/17		4,688,699	—
Japanese Yen	BZWS	Sell	9,408,100,000	84,132,500		8/28/17		—	(946,811)
Japanese Yen	JPHQ	Sell	8,617,736,000	87,230,670		8/28/17		9,298,777	—
Japanese Yen	DBAB	Sell	8,644,374,000	87,723,183		8/30/17		9,542,872	—
Japanese Yen	JPHQ	Sell	10,357,462,000	104,896,314		8/30/17		11,222,718	—
Japanese Yen	BZWS	Sell	29,025,800,000	260,676,438		8/31/17		—	(1,847,521)
Japanese Yen	HSBK	Sell	14,893,097,250	147,895,703		9/01/17		13,188,544	—
Japanese Yen	BZWS	Sell	35,663,421,500	315,405,929		9/11/17		—	(7,322,891)
Japanese Yen	DBAB	Sell	12,553,300,000	110,393,425		9/13/17		—	(3,216,032)
Japanese Yen	CITI	Sell	8,267,822,900	81,784,731		9/19/17		6,937,927	—

|15

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	CITI	Sell	1,068,305,000,000	932,835,723		9/20/17	$	—$	(24,927,445)
Japanese Yen	BZWS	Sell	36,791,550,000	328,838,032		9/21/17		—	(4,259,966)
Japanese Yen	BZWS	Sell	17,003,283,330	154,278,667		9/25/17		307,133	—
Japanese Yen	MSCO	Sell	12,384,230,000	111,013,572		9/25/17		—	(1,130,586)
South Korean Won	HSBK	Sell	675,488,000,000	603,545,390		9/27/17		—	(2,110,487)
Japanese Yen	JPHQ	Sell	2,117,676,000	19,219,625		9/29/17		39,225	—
Japanese Yen	JPHQ	Sell	19,563,250,000	193,265,004		10/10/17		15,965,779	—
Mexican Peso	CITI	Buy	2,307,350,000	106,806,307	EUR	10/23/17		4,300,138	—
Japanese Yen	CITI	Sell	9,190,446,650	89,552,810		11/09/17		6,120,683	—
Japanese Yen	CITI	Sell	18,720,380,000	167,168,639		11/14/17		—	(2,825,242)
Japanese Yen	CITI	Sell	24,889,202,000	242,636,842		11/14/17		16,625,830	—
Japanese Yen	JPHQ	Sell	9,028,069,000	88,163,445		11/14/17		6,182,391	—
Mexican Peso	CITI	Buy	3,783,708,400	162,821,584	EUR	11/14/17		19,484,223	—
Japanese Yen	CITI	Sell	12,414,890,000	117,208,958		11/16/17		4,460,584	—
Japanese Yen	SCNY	Sell	11,809,161,000	108,395,622		11/27/17		1,082,000	—
Mexican Peso	CITI	Buy	2,160,405,048	92,195,428	EUR	12/08/17		11,428,493	—
Mexican Peso	HSBK	Buy	4,253,323,520	182,557,826	EUR	12/11/17		21,237,836	—
Japanese Yen	CITI	Sell	12,207,090,000	109,010,855		12/12/17		—	(2,012,467)
Mexican Peso	CITI	Buy	1,801,116,000	72,486,611	EUR	1/16/18		13,553,581	—
Mexican Peso	MSCO	Buy	2,242,821,020	89,747,304	EUR	1/17/18		17,413,998	—
Japanese Yen	JPHQ	Sell	19,676,275,000	176,895,605		1/22/18		—	(2,480,424)
Japanese Yen	HSBK	Sell	10,034,848,500	89,320,526		1/23/18		—	(2,166,065)
Japanese Yen	MSCO	Sell	1,969,700,000	17,870,947		2/06/18		—	(101,134)
Japanese Yen	SCNY	Sell	12,949,800,000	117,329,202		2/06/18		—	(828,308)
Japanese Yen	CITI	Sell	12,481,439,000	113,224,709		2/09/18		—	(679,118)
Japanese Yen	CITI	Sell	8,636,095,000	78,672,664		2/13/18		—	(157,351)
Japanese Yen	CITI	Sell	18,884,140,000	169,565,986		2/14/18		—	(2,817,852)
Japanese Yen	HSBK	Sell	10,857,850,000	97,554,807		2/16/18		—	(1,572,533)
Japanese Yen	HSBK	Sell	15,261,456,000	138,050,258		2/27/18		—	(1,368,829)
Japanese Yen	JPHQ	Sell	6,909,339,000	62,681,681		2/28/18		—	(441,362)
Japanese Yen	BOFA	Sell	42,387,239,840	385,447,170		3/02/18		—	(1,843,365)
Japanese Yen	JPHQ	Sell	12,728,600,000	114,108,213		3/05/18		—	(2,212,721)
Japanese Yen	HSBK	Sell	9,813,450,000	87,440,524		3/06/18		—	(2,245,366)
Japanese Yen	MSCO	Sell	6,405,061,130	57,255,781		3/09/18		—	(1,290,754)
Japanese Yen	DBAB	Sell	6,258,238,000	56,648,967		3/22/18		—	(598,643)
Japanese Yen	CITI	Sell	25,386,870,000	229,646,713		3/23/18		—	(2,594,685)
Japanese Yen	JPHQ	Sell	8,250,436,116	75,659,798		3/26/18		170,920	—
Total Forward Exchange Contracts								$803,706,699	$(334,778,513)
Net unrealized appreciation (depreciation)								$468,928,186

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|16

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	$2,081,160,000	1/22/25	$51,826,646	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	1,535,390,000	1/27/25	31,790,138	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	383,800,000	1/29/25	8,994,927	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	325,000,000	1/30/25	7,521,286	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	514,670,000	2/03/25	16,787,744	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	39,700,000	3/27/25	915,739	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	39,700,000	3/27/25	894,216	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.45%.	LCH	893,410,000	7/22/25	—	(12,154,073)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.439%	LCH	101,430,000	7/23/25	—	(1,282,391)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.40%.	CME	798,605,000	7/24/25	—	(7,636,320)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.89%.	LCH	385,470,000	7/22/45	—	(19,998,132)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.861%	LCH	54,025,000	7/24/45	—	(2,471,792)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.574%	LCH	1,057,400,000	8/24/45	17,472,634	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.613%	LCH	406,800,000	1/26/47	3,115,029	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.678%	LCH	700,300,000	1/27/47	—	(4,609,505)
Total Interest Rate Swap Contracts.				$139,318,359	$(48,152,213)
Net unrealized appreciation (depreciation)				$91,166,146

See Abbreviations on page 49.

|17

TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton Global Total Return Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
[a,b] Holdco 2, A	434,200,485			323,601
[a,b] Holdco 2, B	50,014,925			37,275
				360,876
United States 0.0%†
[a,c] CEVA Holdings LLC	920			183,910
Total Common Stocks and Other Equity Interests (Cost $7,474,341) .				544,786

Convertible Preferred Stocks 0.0%†
United States 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	37			12,950
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	1,990			497,645
Total Convertible Preferred Stocks (Cost $2,895,379)				510,595

	Principal
	Amount*

Convertible Bonds (Cost $53,860,000) 1.0%
Canada 1.0%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			57,495,550
[d] Senior Floating Rate Interests (Cost $132,449) 0.0%†
United States 0.0%†
Navistar Inc., Tranche B Term Loans, 5.00%, 8/07/20	134,200			135,934
Foreign Government and Agency Securities 68.6%
Argentina 4.7%
Argentine Bonos del Tesoro,
18.20%, 10/03/21.	1,387,850,000		ARS	96,677,238
16.00%, 10/17/23.	542,276,400		ARS	36,486,553
senior note, 15.50%, 10/17/26	1,959,621,600		ARS	132,148,433
[d,e] Government of Argentina, FRN, 20.926%, 4/03/22	9,178,000		ARS	613,606
				265,925,830
Bosnia and Herzegovina 0.0%†
[d,f] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.563%, 12/11/21	145,833		DEM	67,209
Brazil 13.8%
Letra Tesouro Nacional,
Strip, 1/01/19	35,100	[g]	BRL	9,570,051
Strip, 7/01/19	471,390	[g]	BRL	122,753,778
Nota Do Tesouro Nacional,
10.00%, 1/01/21	199,890	[g]	BRL	64,193,927
10.00%, 1/01/23	373,872	[g]	BRL	119,696,260
10.00%, 1/01/25	776,714	[g]	BRL	248,229,503
10.00%, 1/01/27	206,335	[g]	BRL	65,769,900
[h] Index Linked, 6.00%, 5/15/19	17,935	[g]	BRL	17,425,708
[h] Index Linked, 6.00%, 8/15/22	19,212	[g]	BRL	18,906,988
[h] Index Linked, 6.00%, 5/15/23	113,138	[g]	BRL	111,884,858
[h] Index Linked, 6.00%, 8/15/24	4,390	[g]	BRL	4,372,774

Quarterly Statement of Investments | See Notes to Statements of Investments. | 18

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Brazil (continued)
Nota Do Tesouro Nacional, (continued)
[h] Index Linked, 6.00%, 8/15/50	400	[g]	BRL	$429,354
				783,233,101
Colombia 4.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	12,635,000,000		COP	4,702,670
senior bond, 4.375%, 3/21/23	1,916,000,000		COP	605,000
senior bond, 9.85%, 6/28/27	3,053,000,000		COP	1,338,625
Titulos de Tesoreria,
B, 5.00%, 11/21/18.	6,334,000,000		COP	2,174,868
B, 7.75%, 9/18/30	230,680,000,000		COP	87,115,079
B, 7.00%, 6/30/32	2,764,000,000		COP	968,490
senior bond, B, 11.25%, 10/24/18	27,187,000,000		COP	10,183,848
senior bond, B, 11.00%, 7/24/20	19,102,000,000		COP	7,607,666
senior bond, B, 7.00%, 5/04/22	25,552,000,000		COP	9,227,980
senior bond, B, 10.00%, 7/24/24	54,675,000,000		COP	22,851,646
senior bond, B, 7.50%, 8/26/26	169,322,000,000		COP	62,330,070
senior bond, B, 6.00%, 4/28/28	75,595,000,000		COP	24,853,444
senior note, B, 7.00%, 9/11/19	18,368,000,000		COP	6,540,139
				240,499,525
Croatia 0.1%
[i] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000			4,436,646
Ghana 2.9%
Ghana Treasury Note,
24.25%, 10/09/17.	4,890,000		GHS	1,159,703
23.95%, 11/06/17.	7,490,000		GHS	1,777,151
23.30%, 12/11/17.	13,470,000		GHS	3,191,983
24.25%, 6/11/18	28,190,000		GHS	6,828,208
22.50%, 12/10/18.	27,720,000		GHS	6,684,852
21.00%, 1/07/19	75,430,000		GHS	17,795,428
Government of Ghana,
25.48%, 4/24/17	1,320,000		GHS	307,813
24.44%, 5/29/17	34,140,000		GHS	7,982,329
26.00%, 6/05/17	3,110,000		GHS	729,523
25.40%, 7/31/17	11,600,000		GHS	2,738,733
23.00%, 8/21/17	85,849,000		GHS	20,159,042
23.23%, 2/19/18	19,460,000		GHS	4,633,992
22.49%, 4/23/18	5,950,000		GHS	1,413,893
23.47%, 5/21/18	47,670,000		GHS	11,444,292
19.04%, 9/24/18	43,190,000		GHS	9,919,688
24.50%, 10/22/18.	71,467,000		GHS	17,536,697
24.50%, 4/22/19	23,280,000		GHS	5,779,179
24.50%, 5/27/19	13,490,000		GHS	3,405,409
21.00%, 3/23/20	2,000,000		GHS	478,784
24.50%, 6/21/21	45,900,000		GHS	12,538,279
24.75%, 7/19/21	13,120,000		GHS	3,588,000
18.75%, 1/24/22	770,000		GHS	180,047
senior note, 24.00%, 11/23/20	94,380,000		GHS	24,335,225
				164,608,250

|19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 6.7%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000		INR	$28,452,004
senior bond, 8.35%, 5/14/22	527,100,000		INR	8,644,814
senior bond, 8.08%, 8/02/22	859,000,000		INR	13,972,683
senior bond, 8.13%, 9/21/22	805,000,000		INR	13,124,938
senior bond, 9.15%, 11/14/24	2,349,000,000		INR	40,721,251
senior note, 7.28%, 6/03/19.	69,400,000		INR	1,087,625
senior note, 8.27%, 6/09/20.	878,000,000		INR	14,187,619
senior note, 8.12%, 12/10/20	1,324,500,000		INR	21,398,047
senior note, 7.80%, 4/11/21.	4,542,700,000		INR	72,639,776
senior note, 8.79%, 11/08/21	1,717,000,000		INR	28,557,104
senior note, 8.15%, 6/11/22.	1,288,000,000		INR	20,975,177
senior note, 7.16%, 5/20/23.	2,481,400,000		INR	38,744,808
senior note, 8.83%, 11/25/23	665,900,000		INR	11,270,301
senior note, 7.68%, 12/15/23	4,079,000,000		INR	65,562,410
				379,338,557
Indonesia 6.7%
Government of Indonesia,
6.125%, 5/15/28	18,838,000,000		IDR	1,282,561
FR34, 12.80%, 6/15/21	34,970,000,000		IDR	3,185,889
FR35, 12.90%, 6/15/22	95,624,000,000		IDR	9,023,836
FR36, 11.50%, 9/15/19	33,165,000,000		IDR	2,751,408
FR43, 10.25%, 7/15/22	3,593,000,000		IDR	308,730
FR48, 9.00%, 9/15/18.	23,719,000,000		IDR	1,842,981
FR52, 10.50%, 8/15/30	27,140,000,000		IDR	2,538,233
senior bond, 9.00%, 3/15/29	557,354,000,000		IDR	47,158,948
senior bond, 8.75%, 5/15/31	38,052,000,000		IDR	3,181,113
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000		IDR	1,918,136
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000		IDR	10,178,754
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000		IDR	1,926,178
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000		IDR	1,377,204
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	54,981,098
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	2,986,829
senior bond, FR53, 8.25%, 7/15/21	1,014,313,000,000		IDR	80,038,323
senior bond, FR56, 8.375%, 9/15/26	599,024,000,000		IDR	48,999,025
senior bond, FR59, 7.00%, 5/15/27	85,699,000,000		IDR	6,427,991
senior bond, FR61, 7.00%, 5/15/22	79,931,000,000		IDR	6,049,338
senior bond, FR63, 5.625%, 5/15/23	86,004,000,000		IDR	6,034,574
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	82,517,781
senior note, FR66, 5.25%, 5/15/18	28,467,000,000		IDR	2,115,451
				376,824,381
Kenya 0.3%
[i] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			19,460,747
Mexico 12.8%
Government of Mexico,
7.75%, 12/14/17	54,543,360	[j]	MXN	293,512,494
M, 4.75%, 6/14/18	8,078,800	[j]	MXN	42,218,990
senior note, 8.50%, 12/13/18	37,301,100	[j]	MXN	204,964,935
senior note, M, 5.00%, 12/11/19	34,266,500	[j]	MXN	175,063,326

|20

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Mexico (continued)
[k] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17.	901,737	[l]	MXN	$4,816,850
Index Linked, 4.00%, 6/13/19	620,502	[l]	MXN	3,380,715
Index Linked, 2.50%, 12/10/20.	489,214	[l]	MXN	2,550,924
				726,508,234
Philippines 2.4%
Government of the Philippines,
senior note, 5.875%, 1/31/18	39,990,000		PHP	813,712
senior note, 3.375%, 8/20/20	215,350,000		PHP	4,199,905
senior note, 3-21, 2.875%, 5/22/17.	119,480,000		PHP	2,381,517
senior note, 5-72, 2.125%, 5/23/18.	1,118,640,000		PHP	22,100,279
senior note, 7-51, 5.00%, 8/18/18	441,600,000		PHP	8,997,108
senior note, 7-56, 3.875%, 11/22/19	4,951,340,000		PHP	98,198,080
				136,690,601
Portugal 2.3%
[i] Government of Portugal, 144A, 5.125%, 10/15/24.	132,492,000			128,579,511
Serbia 1.1%
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000		RSD	9,764,121
Serbia Treasury Note,
10.00%, 3/02/18	1,216,280,000		RSD	11,034,548
10.00%, 4/27/18	2,304,470,000		RSD	21,060,376
10.00%, 3/20/21	470,580,000		RSD	4,752,369
10.00%, 9/11/21	1,505,120,000		RSD	15,400,409
				62,011,823
South Africa 1.4%
Government of South Africa,
8.00%, 1/31/30	209,522,000		ZAR	14,150,971
7.00%, 2/28/31	50,234,000		ZAR	3,075,189
8.25%, 3/31/32	137,473,000		ZAR	9,287,824
8.875%, 2/28/35	408,722,000		ZAR	28,579,471
8.50%, 1/31/37	47,730,000		ZAR	3,190,527
R186, 10.50%, 12/21/26	226,532,000		ZAR	18,632,159
senior bond, 6.25%, 3/31/36	50,983,000		ZAR	2,698,484
				79,614,625
South Korea 6.3%
Korea Monetary Stabilization Bond,
senior note, 1.49%, 2/02/18.	22,527,300,000		KRW	20,165,560
senior note, 1.25%, 8/02/18.	16,488,000,000		KRW	14,704,570
Korea Treasury Bond,
senior note, 1.50%, 6/10/19.	165,819,400,000		KRW	148,056,229
senior note, 2.75%, 9/10/19.	1,362,000,000		KRW	1,251,092
senior note, 2.00%, 3/10/21.	107,640,400,000		KRW	97,195,342
senior note, 1.375%, 9/10/21	85,344,200,000		KRW	75,013,157
				356,385,950
Ukraine 2.9%
[i] Government of Ukraine,
144A, 7.75%, 9/01/22	23,299,000			22,411,308
144A, 7.75%, 9/01/23	21,889,000			20,699,333
144A, 7.75%, 9/01/24	14,849,000			13,922,274
144A, 7.75%, 9/01/25	28,339,000			26,195,438

|21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Ukraine (continued)
[i] Government of Ukraine, (continued)
144A, 7.75%, 9/01/26	30,879,000			$28,408,680
144A, 7.75%, 9/01/27	29,359,000			26,936,882
[a,m] 144A, VRI, GDP Linked Security, 5/31/40	60,577,000			22,686,087
				161,260,002
Total Foreign Government and Agency Securities
(Cost $3,787,871,010)				3,885,444,992

Quasi-Sovereign and Corporate Bonds 0.3%
South Africa 0.3%
[i,n] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	32,024,914			3,362,616
senior secured note, 144A, PIK, 8.00%, 12/31/22	9,500,616		EUR	3,800,365
[i,n] K2016740260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	5,354,371			7,362,260
Total Quasi-Sovereign and Corporate Bonds (Cost $42,245,172)				14,525,241

	Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,c] NewPage Corp., Litigation Trust	2,500,000			—
Total Investments before Short Term Investments
(Cost $3,894,478,351)				3,958,657,098

	Principal
	Amount*
Short Term Investments 21.7%
Foreign Government and Agency Securities 2.6%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17	13,165,000,000		COP	4,480,973
Mexico 2.0%
[o] Mexico Treasury Bill, 4/12/17 - 11/09/17.	225,194,300	[p]	MXN	117,241,873
Philippines 0.5%
[o] Philippine Treasury Bill, 5/03/17 - 9/27/17.	1,381,640,000		PHP	27,377,941
Total Foreign Government and Agency Securities
(Cost $150,998,095)				149,100,787
Total Investments before Money Market Funds
(Cost $4,045,476,446)				4,107,757,885

|22

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Shares	Value
Money Market Funds (Cost $1,078,677,370) 19.1%
United States 19.1%
[q,r] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	1,078,677,370	$1,078,677,370
Total Investments (Cost $5,124,153,816) 91.6%		5,186,435,255
Other Assets, less Liabilities 8.4%		476,801,475
Net Assets 100.0%		$5,663,236,730

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $694,505, representing less than 0.1% of net assets.
dThe coupon rate shown represents the rate at period end.
eSecurity purchased on a when-issued basis.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities $328,262,147, representing 5.8% of net assets.
jPrincipal amount is stated in 100 Mexican Peso Units.
kPrincipal amount of security is adjusted for inflation.
lPrincipal amount is stated in 100 Unidad de Inversion Units.
mThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
nIncome may be received in additional securities and/or cash.
oThe security was issued on a discount basis with no stated coupon rate.
pPrincipal amount is stated in 10 Mexican Peso Units.
qSee Note 7 regarding investments in affiliated management investment companies.
rThe rate shown is the annualized seven-day yield at period end.

|23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Buy	18,400,000	14,037,378		4/03/17	$23,165	$—
Australian Dollar	CITI	Sell	18,400,000	13,247,264		4/03/17	—	(813,279)
Chilean Peso	DBAB	Buy	963,727,000	1,500,314		4/03/17	—	(40,133)
Chilean Peso	DBAB	Sell	963,727,000	1,450,304		4/03/17	—	(9,877)
Chilean Peso	JPHQ	Buy	736,196,000	1,132,522		4/03/17	—	(17,082)
Chilean Peso	JPHQ	Sell	736,196,000	1,108,395		4/03/17	—	(7,045)
Chilean Peso	MSCO	Buy	18,898,395,000	29,128,229		4/03/17	—	(494,514)
Chilean Peso	MSCO	Sell	18,898,395,000	28,518,992		4/03/17	—	(114,723)
Euro	CITI	Buy	30,200,000	32,416,680		4/03/17	—	(198,011)
Euro	CITI	Sell	30,200,000	31,808,150		4/03/17	—	(410,519)
Euro	DBAB	Buy	4,886,000	5,216,294		4/03/17	—	(3,697)
Euro	DBAB	Sell	4,886,000	5,188,932		4/03/17	—	(23,665)
Euro	JPHQ	Buy	20,456,395	21,955,849		4/03/17	—	(132,080)
Euro	JPHQ	Sell	20,456,395	21,696,564		4/03/17	—	(127,205)
Chilean Peso	DBAB	Buy	263,440,000	403,987		4/06/17	—	(4,917)
Chilean Peso	MSCO	Buy	6,961,932,650	10,831,141		4/07/17	—	(285,608)
Philippine Peso	HSBK	Buy	90,000,000	1,918,159		4/07/17	—	(125,804)
Chilean Peso	JPHQ	Buy	206,400,000	307,899		4/10/17	4,682	—
Euro	BOFA	Sell	12,844,266	13,634,060		4/10/17	—	(73,057)
Euro	BOFA	Sell	10,558,000	11,182,189		4/11/17	—	(85,580)
Euro	SCNY	Sell	3,227,500	3,425,798		4/11/17	—	(18,673)
Euro	UBSW	Sell	1,080,000	1,144,249		4/11/17	—	(8,355)
Japanese Yen	HSBK	Sell	6,005,600,000	58,404,610		4/11/17	4,426,605	—
Japanese Yen	SCNY	Sell	125,000,000	1,077,990		4/11/17	—	(45,503)
Euro	GSCO	Sell	8,776,716	9,332,282		4/12/17	—	(34,875)
Euro	JPHQ	Sell	29,857,000	31,741,275		4/12/17	—	(124,311)
Euro	SCNY	Sell	1,738,694	1,847,145		4/12/17	—	(8,517)
Japanese Yen	SCNY	Sell	251,020,000	2,178,445		4/12/17	—	(77,801)
Euro	CITI	Sell	1,043,697	1,102,029		4/13/17	—	(11,931)
Euro	JPHQ	Sell	44,809,000	47,313,868		4/13/17	—	(511,736)
Ghanaian Cedi	BZWS	Buy	16,968,783	3,604,245		4/13/17	308,655	—
Japanese Yen	BZWS	Sell	3,040,800,000	29,570,849		4/13/17	2,238,078	—
Japanese Yen	CITI	Sell	271,000,000	2,546,992		4/13/17	111,061	—
Japanese Yen	DBAB	Sell	2,999,000,000	29,181,952		4/13/17	2,224,907	—
Chilean Peso	DBAB	Buy	483,609,000	721,266		4/17/17	10,796	—
Chilean Peso	DBAB	Buy	1,112,085,000	1,643,273		4/18/17	40,034	—
Chilean Peso	GSCO	Buy	528,746,000	790,530		4/18/17	9,806	—
Euro	GSCO	Sell	11,495,000	12,254,130		4/18/17	—	(17,479)
Euro	JPHQ	Sell	50,902,000	54,223,865		4/18/17	—	(117,104)
Euro	UBSW	Sell	52,810,530	55,972,296		4/18/17	—	(406,143)
Indian Rupee	JPHQ	Buy	544,937,700	7,414,845	EUR	4/18/17	478,192	—
Japanese Yen	BOFA	Sell	813,310,000	7,562,628		4/18/17	250,557	—
Malaysian Ringgit	HSBK	Buy	686,092,286	146,285,215	EUR	4/18/17	—	(1,503,700)
Mexican Peso	CITI	Buy	909,046,900	43,642,726	EUR	4/18/17	1,826,562	—
Mexican Peso	DBAB	Buy	407,399,000	18,957,608	EUR	4/18/17	1,460,562	—
South Korean Won	HSBK	Sell	21,782,000,000	19,165,860		4/18/17	—	(326,037)
Euro	JPHQ	Sell	92,473,139	99,420,646		4/19/17	695,544	—
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	104,238,326	AUD	4/19/17	—	(434,473)

|24

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	DBAB	Buy	787,494,000	1,187,326		4/20/17	$4,507	$—
Japanese Yen	JPHQ	Sell	5,235,455,000	49,502,128		4/20/17	2,428,881	—
Euro	BZWS	Sell	9,579,000	10,317,024		4/21/17	89,486	—
Japanese Yen	JPHQ	Sell	1,269,780,000	11,774,502		4/21/17	357,137	—
Chilean Peso	DBAB	Buy	807,075,000	1,222,841		4/24/17	—	(1,693)
Euro	DBAB	Sell	15,547,058	16,673,287		4/24/17	71,396	—
Japanese Yen	BZWS	Sell	1,015,610,000	9,849,443		4/24/17	716,358	—
South Korean Won	HSBK	Sell	88,792,000,000	77,897,969		4/25/17	—	(1,558,256)
Chilean Peso	MSCO	Buy	6,961,932,650	10,576,426		4/26/17	—	(44,028)
South Korean Won	HSBK	Sell	24,740,000,000	21,589,075		4/26/17	—	(549,694)
Euro	BZWS	Sell	20,477,914	22,076,292		4/27/17	206,056	—
Euro	GSCO	Sell	11,883,000	12,819,856		4/27/17	128,914	—
Indian Rupee	DBAB	Buy	871,067,000	12,646,704		4/27/17	764,644	—
Chilean Peso	DBAB	Buy	642,485,000	976,080		4/28/17	—	(4,220)
Euro	BOFA	Sell	44,115,000	47,444,359		4/28/17	327,807	—
Euro	DBAB	Sell	5,908,531	6,351,287		4/28/17	40,744	—
Euro	GSCO	Sell	8,745,205	9,400,440		4/28/17	60,217	—
Indian Rupee	HSBK	Buy	854,165,525	11,573,761	EUR	4/28/17	789,219	—
Chilean Peso	MSCO	Buy	4,893,769,500	7,530,035		5/02/17	—	(129,081)
Euro	GSCO	Sell	6,565,000	7,021,399		5/02/17	8,397	—
Euro	JPHQ	Sell	2,285,000	2,443,430		5/02/17	2,500	—
South Korean Won	HSBK	Sell	11,136,000,000	9,724,490		5/02/17	—	(240,759)
Euro	BOFA	Sell	234,000	252,467		5/03/17	2,487	—
Mexican Peso	CITI	Buy	884,360,620	40,781,515	EUR	5/03/17	3,426,536	—
Chilean Peso	DBAB	Buy	615,855,800	954,223		5/08/17	—	(23,105)
Euro	BZWS	Sell	1,141,000	1,228,378		5/08/17	9,152	—
Euro	CITI	Sell	303,457	326,732		5/08/17	2,471	—
Euro	DBAB	Sell	58,821,556	63,899,032		5/08/17	1,044,755	—
Euro	GSCO	Sell	13,891,708	14,953,034		5/08/17	108,931	—
Euro	JPHQ	Sell	11,697,590	12,594,796		5/08/17	95,235	—
Japanese Yen	BOFA	Sell	619,900,000	6,053,563		5/08/17	476,087	—
Japanese Yen	BZWS	Sell	619,000,000	6,044,503		5/08/17	475,125	—
Chilean Peso	DBAB	Buy	584,605,000	907,913		5/09/17	—	(24,083)
Euro	GSCO	Sell	10,269,000	11,005,287		5/09/17	31,715	—
Euro	DBAB	Sell	677,000	727,132		5/10/17	3,646	—
Euro	GSCO	Sell	8,151,700	8,748,812		5/10/17	37,380	—
Australian Dollar	JPHQ	Sell	48,982,000	37,475,393		5/15/17	74,211	—
Chilean Peso	DBAB	Buy	391,208,750	600,566		5/15/17	—	(9,281)
Chilean Peso	MSCO	Buy	6,639,617,500	10,255,819		5/15/17	—	(220,501)
Euro	BOFA	Sell	11,326,000	12,129,127		5/15/17	22,432	—
Euro	BOFA	Sell	16,578,560	17,702,752		5/15/17	—	(18,559)
Euro	DBAB	Sell	28,420,540	30,486,997		5/15/17	107,446	—
Euro	JPHQ	Sell	8,837,922	9,437,619		5/15/17	—	(9,496)
Euro	SCNY	Sell	4,214,000	4,498,466		5/15/17	—	(6,003)
Euro	UBSW	Sell	7,424,000	7,926,753		5/15/17	—	(8,979)
Japanese Yen	GSCO	Sell	827,501,000	7,987,076		5/15/17	539,945	—
Japanese Yen	HSBK	Sell	85,634,000	826,663		5/15/17	55,996	—
Japanese Yen	SCNY	Sell	618,542,000	5,997,721		5/15/17	431,126	—
South Korean Won	CITI	Sell	45,698,000,000	39,886,532		5/15/17	—	(1,011,107)
Euro	DBAB	Sell	13,698,285	14,591,468		5/16/17	—	(51,758)

|25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	16,129,471	17,189,338		5/16/17	$—	$(52,783)
Euro	JPHQ	Sell	50,980,000	54,223,602		5/16/17	—	(273,122)
Euro	SCNY	Sell	1,757,000	1,871,583		5/16/17	—	(6,619)
Japanese Yen	DBAB	Sell	2,783,555,000	25,971,086		5/16/17	919,502	—
Japanese Yen	MSCO	Sell	13,000,000	120,917		5/16/17	3,919	—
Japanese Yen	SCNY	Sell	206,868,600	1,926,868		5/16/17	65,082	—
South Korean Won	CITI	Sell	32,391,000,000	28,170,986		5/16/17	—	(817,707)
Chilean Peso	JPHQ	Buy	471,868,712	730,899		5/17/17	—	(17,768)
Euro	BOFA	Sell	49,482,413	52,556,755		5/17/17	—	(341,698)
Euro	GSCO	Sell	21,824,000	23,105,287		5/17/17	—	(225,342)
South Korean Won	HSBK	Sell	8,567,000,000	7,325,040		5/17/17	—	(342,152)
Chilean Peso	DBAB	Buy	483,609,000	748,737		5/18/17	—	(17,895)
Japanese Yen	BOFA	Sell	1,434,111,250	13,375,408		5/18/17	467,732	—
Japanese Yen	CITI	Sell	1,691,488,900	15,744,959		5/18/17	520,762	—
South Korean Won	HSBK	Sell	51,606,000,000	44,096,386		5/18/17	—	(2,089,680)
Japanese Yen	BOFA	Sell	1,430,815,375	13,291,364		5/19/17	412,910	—
Japanese Yen	HSBK	Sell	1,435,854,500	13,338,175		5/19/17	414,364	—
Chilean Peso	JPHQ	Buy	477,531,288	742,546		5/22/17	—	(21,020)
Euro	DBAB	Sell	4,967,000	5,301,527		5/22/17	—	(9,688)
Euro	DBAB	Sell	13,638,963	14,606,102		5/22/17	21,951	—
Euro	JPHQ	Sell	17,614,000	18,814,465		5/22/17	—	(20,195)
Euro	JPHQ	Sell	29,569,597	31,620,988		5/22/17	2,201	—
Euro	MSCO	Sell	4,802,000	5,140,757		5/22/17	5,976	—
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	89,832,994	AUD	5/22/17	763,253	—
Japanese Yen	BOFA	Sell	1,434,702,500	13,277,472		5/22/17	362,699	—
Japanese Yen	JPHQ	Sell	88,344,000	820,195		5/22/17	24,948	—
South Korean Won	DBAB	Sell	28,680,000,000	24,425,765		5/22/17	—	(1,242,876)
Euro	BOFA	Sell	1,737,194	1,838,212		5/23/17	—	(19,463)
Euro	DBAB	Sell	7,368,000	7,793,870		5/23/17	—	(85,127)
Euro	MSCO	Sell	19,042,000	20,146,817		5/23/17	—	(215,814)
Euro	UBSW	Sell	341,006	360,813		5/23/17	—	(3,843)
Chilean Peso	CITI	Buy	603,678,000	936,414		5/24/17	—	(24,369)
Japanese Yen	BOFA	Sell	65,296,000	593,751		5/25/17	5,915	—
Japanese Yen	HSBK	Sell	25,664,000	234,139		5/25/17	3,096	—
South Korean Won	HSBK	Sell	5,990,000,000	5,093,971		5/25/17	—	(267,208)
Indian Rupee	JPHQ	Buy	6,180,000,000	91,460,707		5/26/17	3,421,585	—
Mexican Peso	HSBK	Buy	26,270,786	1,374,570		5/26/17	16,215	—
Mexican Peso	HSBK	Sell	26,270,786	1,409,793		5/26/17	19,008	—
Chilean Peso	DBAB	Buy	2,336,230,000	3,608,356		5/30/17	—	(79,707)
Euro	BOFA	Sell	3,101,513	3,293,093		5/30/17	—	(24,673)
Euro	DBAB	Sell	7,361,600	7,822,878		5/30/17	—	(52,010)
Euro	GSCO	Sell	15,810,277	16,805,376		5/30/17	—	(107,273)
Euro	JPHQ	Sell	3,472,968	3,690,358		5/30/17	—	(24,762)
Chilean Peso	DBAB	Buy	599,954,000	928,937		5/31/17	—	(22,807)
Euro	BOFA	Sell	1,034,213	1,098,769		5/31/17	—	(7,613)
Euro	SCNY	Sell	2,285,000	2,429,869		5/31/17	—	(14,582)
Indian Rupee	CITI	Buy	85,545,000	1,189,777	EUR	5/31/17	39,909	—
Indian Rupee	DBAB	Buy	4,025,105,574	55,824,074	EUR	5/31/17	2,046,761	—
Japanese Yen	GSCO	Sell	8,236,852,000	73,203,448		6/02/17	—	(973,346)
South Korean Won	HSBK	Sell	30,082,000,000	25,744,116		6/02/17	—	(1,182,007)

|26

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	2,962,582,246	27,548,398		6/05/17	$865,086	$—
Euro	UBSW	Sell	28,979,798	30,603,101		6/06/17	—	(408,788)
Euro	UBSW	Sell	28,019,798	29,682,913		6/07/17	—	(303,245)
Euro	BOFA	Sell	12,844,266	13,670,473		6/08/17	—	(75,899)
Japanese Yen	CITI	Sell	2,026,500,000	19,196,885		6/08/17	942,027	—
Japanese Yen	HSBK	Sell	3,034,900,000	26,857,522		6/09/17	—	(482,388)
Australian Dollar	CITI	Sell	133,116,000	100,955,179		6/13/17	—	(633,977)
Australian Dollar	JPHQ	Sell	199,600,000	150,618,454		6/13/17	—	(1,708,806)
Chilean Peso	DBAB	Buy	350,571,250	526,344		6/13/17	2,813	—
Euro	DBAB	Sell	602,875	638,744		6/13/17	—	(6,644)
Japanese Yen	HSBK	Sell	3,469,350,000	30,446,248		6/13/17	—	(813,409)
Euro	MSCO	Sell	3,392,000	3,626,116		6/14/17	—	(5,271)
Euro	JPHQ	Sell	455,000	487,714		6/15/17	578	—
South Korean Won	CITI	Sell	34,184,000,000	29,504,574		6/15/17	—	(1,098,553)
Australian Dollar	CITI	Sell	9,226,100	6,946,607		6/16/17	—	(94,057)
Australian Dollar	JPHQ	Sell	46,580,000	35,134,362		6/16/17	—	(411,983)
Euro	MSCO	Sell	7,066,000	7,547,689		6/16/17	—	(17,786)
Japanese Yen	CITI	Sell	38,352,000	367,853		6/16/17	22,243	—
Japanese Yen	HSBK	Sell	7,441,570,000	65,276,930		6/16/17	—	(1,783,019)
Japanese Yen	JPHQ	Sell	1,355,500,000	12,995,729		6/16/17	780,597	—
Australian Dollar	CITI	Sell	18,598,300	14,030,929		6/19/17	—	(161,185)
Euro	UBSW	Sell	13,130,823	14,012,887		6/19/17	—	(48,349)
Japanese Yen	DBAB	Sell	7,430,160,000	71,144,901		6/19/17	4,178,127	—
Euro	UBSW	Sell	111,845,000	120,623,714		6/20/17	847,366	—
Japanese Yen	CITI	Sell	5,005,980,000	48,773,402		6/20/17	3,653,185	—
South Korean Won	DBAB	Sell	28,685,000,000	24,571,698		6/20/17	—	(1,110,191)
Japanese Yen	DBAB	Sell	7,443,020,000	72,318,500		6/22/17	5,226,155	—
Mexican Peso	CITI	Buy	863,629,300	38,915,487	EUR	6/29/17	3,792,824	—
Australian Dollar	CITI	Sell	18,400,000	14,014,710		6/30/17	—	(23,521)
Chilean Peso	JPHQ	Buy	736,196,000	1,103,742		6/30/17	6,595	—
Euro	BZWS	Sell	23,648,188	25,467,727		6/30/17	129,154	—
Japanese Yen	BZWS	Sell	260,566,000	2,583,801		6/30/17	234,123	—
Chilean Peso	DBAB	Buy	963,727,000	1,444,024		7/03/17	9,261	—
Euro	CITI	Sell	30,200,000	32,556,808		7/03/17	192,978	—
Euro	JPHQ	Sell	20,456,395	22,050,050		7/03/17	127,955	—
Japanese Yen	MSCO	Sell	1,074,900,000	10,617,607		7/03/17	923,200	—
Philippine Peso	JPHQ	Buy	17,244,000	362,886		7/03/17	—	(21,519)
Euro	DBAB	Sell	4,886,000	5,239,502		7/05/17	2,868	—
Philippine Peso	DBAB	Buy	48,983,060	1,026,834		7/10/17	—	(57,635)
Japanese Yen	BZWS	Sell	3,257,620,000	28,249,383		7/11/17	—	(1,142,025)
Japanese Yen	DBAB	Sell	95,091,000	822,587		7/11/17	—	(35,358)
Japanese Yen	GSCO	Sell	1,641,201,000	14,214,825		7/11/17	—	(592,676)
Japanese Yen	JPHQ	Sell	6,037,750,000	52,189,040		7/11/17	—	(2,285,693)
Japanese Yen	BZWS	Sell	5,795,250,000	50,487,209		7/13/17	—	(1,804,624)
Japanese Yen	CITI	Sell	83,690,000	726,495		7/13/17	—	(28,659)
Japanese Yen	HSBK	Sell	495,720,000	4,305,217		7/13/17	—	(167,775)
Mexican Peso	CITI	Buy	308,918,600	12,826,204	EUR	7/13/17	2,484,397	—
Japanese Yen	JPHQ	Sell	3,767,300,000	36,818,804		7/14/17	2,823,984	—
Mexican Peso	CITI	Buy	369,707,300	17,256,556	EUR	7/14/17	925,294	—
Mexican Peso	DBAB	Buy	407,399,000	19,041,785	EUR	7/17/17	979,004	—

|27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	MSCO	Buy	378,040,000	15,747,074	EUR	7/17/17	$2,970,196	$—
Mexican Peso	CITI	Buy	712,951,000	33,163,603	EUR	7/18/17	1,877,008	—
Mexican Peso	JPHQ	Buy	138,330,710	6,447,782	EUR	7/18/17	350,035	—
Mexican Peso	CITI	Buy	387,026,670	17,915,540	EUR	7/19/17	1,108,600	—
Japanese Yen	SCNY	Sell	240,140,000	2,134,388		7/20/17	—	(33,177)
Japanese Yen	DBAB	Sell	2,079,900,000	18,204,655		7/24/17	—	(572,665)
Japanese Yen	CITI	Sell	2,765,977,000	26,491,495		7/25/17	1,519,078	—
Japanese Yen	MSCO	Sell	5,282,022,900	46,773,368		7/25/17	—	(914,981)
Japanese Yen	GSCO	Sell	183,530,000	1,632,764		7/27/17	—	(24,382)
Japanese Yen	JPHQ	Sell	1,484,000,000	13,211,663		7/27/17	—	(187,808)
Japanese Yen	BZWS	Sell	209,770,000	2,019,651		7/31/17	125,212	—
Japanese Yen	DBAB	Sell	174,474,569	1,680,646		7/31/17	104,961	—
Japanese Yen	HSBK	Sell	225,900,265	1,980,713		7/31/17	—	(59,399)
Japanese Yen	SCNY	Sell	4,454,700,000	39,923,285		8/08/17	—	(322,713)
Japanese Yen	JPHQ	Sell	4,464,960,000	40,020,615		8/09/17	—	(320,015)
Japanese Yen	CITI	Sell	1,878,130,000	16,689,297		8/14/17	—	(283,569)
Japanese Yen	GSCO	Sell	2,149,089,570	19,113,382		8/16/17	—	(310,043)
Japanese Yen	JPHQ	Sell	2,843,509,000	25,282,040		8/16/17	—	(417,533)
Japanese Yen	DBAB	Sell	36,644,000	371,041		8/18/17	39,821	—
South Korean Won	CITI	Sell	102,839,000,000	90,122,689		8/21/17	—	(2,033,834)
Japanese Yen	HSBK	Sell	97,747,000	991,349		8/22/17	107,659	—
Japanese Yen	JPHQ	Sell	49,654,000	503,623		8/22/17	54,722	—
Japanese Yen	BZWS	Sell	16,448,000	166,526		8/24/17	17,812	—
Japanese Yen	DBAB	Sell	16,255,000	164,811		8/24/17	17,842	—
Japanese Yen	BZWS	Sell	943,870,000	8,440,614		8/28/17	—	(94,989)
Japanese Yen	JPHQ	Sell	231,993,000	2,348,286		8/28/17	250,327	—
Japanese Yen	DBAB	Sell	66,294,000	672,752		8/30/17	73,185	—
Japanese Yen	JPHQ	Sell	158,882,000	1,609,095		8/30/17	172,155	—
Japanese Yen	BZWS	Sell	1,924,820,000	17,286,525		8/31/17	—	(122,517)
Japanese Yen	DBAB	Sell	2,461,820,000	22,140,660		9/01/17	—	(126,352)
Japanese Yen	HSBK	Sell	81,408,000	808,421		9/01/17	72,091	—
South African Rand	HSBK	Sell	263,105,397	19,438,892		9/08/17	372,340	—
Japanese Yen	BZWS	Sell	2,532,491,700	22,397,259		9/11/17	—	(520,005)
Japanese Yen	DBAB	Sell	1,148,800,000	10,102,520		9/13/17	—	(294,311)
Mexican Peso	CITI	Buy	820,626,370	35,949,682	EUR	9/13/17	4,063,919	—
Japanese Yen	BZWS	Sell	8,582,643,860	84,901,857		9/19/17	7,205,048	—
Japanese Yen	CITI	Sell	9,788,671,513	96,828,860		9/19/17	8,214,145	—
South Korean Won	CITI	Sell	45,569,000,000	39,790,501		9/20/17	—	(1,063,291)
Japanese Yen	BZWS	Sell	3,449,853,916	30,834,340		9/21/17	—	(399,447)
Japanese Yen	BZWS	Sell	735,719,080	6,675,520		9/25/17	13,289	—
South Korean Won	HSBK	Sell	78,322,000,000	69,980,343		9/27/17	—	(244,709)
Japanese Yen	JPHQ	Sell	14,763,000	133,986		9/29/17	273	—
Japanese Yen	CITI	Sell	207,713,767	2,023,988		11/09/17	138,334	—
Japanese Yen	CITI	Sell	1,878,130,000	16,771,264		11/14/17	—	(283,444)
Japanese Yen	CITI	Sell	6,387,542,400	62,270,101		11/14/17	4,266,838	—
Japanese Yen	JPHQ	Sell	2,417,114,000	23,604,283		11/14/17	1,655,231	—
Japanese Yen	CITI	Sell	618,542,000	5,839,654		11/16/17	222,238	—
Brazilian Real	HSBK	Buy	91,050,000	24,215,426		11/21/17	3,472,999	—
Japanese Yen	DBAB	Sell	98,350,000	916,811		11/21/17	23,375	—
Japanese Yen	SCNY	Sell	90,565,000	831,291		11/27/17	8,298	—

|28

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	4,387,300,000	39,179,143		12/12/17	$—	$(723,293)
Mexican Peso	CITI	Buy	387,700,000	15,603,137	EUR	1/16/18	2,917,482	—
Mexican Peso	MSCO	Buy	276,005,210	11,044,449	EUR	1/17/18	2,142,995	—
Japanese Yen	JPHQ	Sell	1,812,355,000	16,293,614		1/22/18	—	(228,469)
Japanese Yen	HSBK	Sell	126,059,100	1,122,056		1/23/18	—	(27,210)
Japanese Yen	MSCO	Sell	460,900,000	4,181,713		2/06/18	—	(23,665)
Japanese Yen	SCNY	Sell	1,239,900,000	11,233,878		2/06/18	—	(79,308)
Japanese Yen	CITI	Sell	2,741,651,200	24,882,254		2/08/18	—	(136,215)
Japanese Yen	JPHQ	Sell	4,453,400,000	40,448,132		2/08/18	—	(190,608)
Japanese Yen	BZWS	Sell	4,455,270,000	40,363,019		2/09/18	—	(295,138)
Japanese Yen	CITI	Sell	618,845,000	5,613,819		2/09/18	—	(33,672)
Japanese Yen	CITI	Sell	32,863,000	299,374		2/13/18	—	(599)
Japanese Yen	CITI	Sell	1,894,570,000	17,011,875		2/14/18	—	(282,704)
Japanese Yen	HSBK	Sell	2,845,000,000	25,561,545		2/16/18	—	(412,039)
Japanese Yen	HSBK	Sell	231,662,000	2,095,540		2/27/18	—	(20,778)
Japanese Yen	BOFA	Sell	3,288,665,160	29,905,384		3/02/18	—	(143,020)
Japanese Yen	JPHQ	Sell	601,100,000	5,388,687		3/05/18	—	(104,494)
Japanese Yen	HSBK	Sell	284,000,000	2,530,518		3/06/18	—	(64,981)
Mexican Peso	JPHQ	Buy	1,531,000,000	67,980,482	EUR	3/06/18	3,854,479	—
Japanese Yen	GSCO	Sell	11,008,384,000	98,131,432		3/07/18	—	(2,480,885)
Japanese Yen	MSCO	Sell	91,664,560	819,403		3/09/18	—	(18,472)
Japanese Yen	JPHQ	Sell	241,286,602	2,212,695		3/26/18	4,999	—
Total Forward Exchange Contracts							$113,174,733	$(48,324,955)
Net unrealized appreciation (depreciation)							$64,849,778

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.391%	LCH	$24,190,000	5/04/21	$—	$(1,665,730)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.076%	LCH	11,000,000	6/14/21	—	(585,067)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	182,920,000	1/23/25	3,804,973	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	107,950,000	1/27/25	2,235,097	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	26,990,000	1/29/25	632,551	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	22,850,000	1/30/25	528,804	—

|29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	$36,010,000	2/03/25	$1,174,591	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.036%	LCH	50,330,000	3/23/25	936,821	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	37,700,000	3/27/25	869,606	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	37,700,000	3/27/25	849,167	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	LCH	4,680,000	2/25/41	—	(1,494,951)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	LCH	3,510,000	2/28/41	—	(1,106,981)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	LCH	1,170,000	3/01/41	—	(362,547)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	50,300,000	10/04/43	—	(11,006,761)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	100,600,000	7/29/45	—	(2,276,105)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	347,500,000	11/18/46	18,699,328	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.794%	LCH	55,500,000	3/13/47	—	(1,646,560)
Total Centrally Cleared Swap Contracts				29,730,938	(20,144,702)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	10,830,000	3/28/21	—	(660,828)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.440%	CITI	29,610,000	4/21/21	—	(2,117,094)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	4,680,000	2/25/41	—	(1,492,633)
Total OTC Swap Contracts				—	(4,270,555)
Total Interest Rate Swap Contracts				$29,730,938	$(24,415,257)
Net unrealized appreciation (depreciation)				$5,315,681

See Abbreviations on page 49.

|30

TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2017 (unaudited)
Templeton International Bond Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 65.9%
Argentina 4.4%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	81,212,000		ARS	$5,657,205
16.00%, 10/17/23	28,399,000		ARS	1,910,800
senior note, 15.50%, 10/17/26	106,218,000		ARS	7,162,884
[a,b] Government of Argentina, FRN, 20.926%, 4/03/22	5,808,000		ARS	388,301
				15,119,190
Brazil 14.5%
Letra Tesouro Nacional, Strip, 1/01/20	62,400	[c]	BRL	15,458,469
Nota Do Tesouro Nacional,
10.00%, 1/01/23	8,407	[c]	BRL	2,691,527
10.00%, 1/01/25	10,430	[c]	BRL	3,333,317
10.00%, 1/01/27	57,982	[c]	BRL	18,481,936
[d] Index Linked, 6.00%, 8/15/22	3,129	[c]	BRL	3,079,324
[d] Index Linked, 6.00%, 5/15/23	6,099	[c]	BRL	6,031,446
[d] Index Linked, 6.00%, 8/15/24	630	[c]	BRL	627,528
				49,703,547
Colombia 3.9%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	140,689
senior bond, 4.375%, 3/21/23.	57,000,000		COP	17,999
senior bond, 9.85%, 6/28/27	91,000,000		COP	39,900
Titulos de Tesoreria,
B, 5.00%, 11/21/18	440,000,000		COP	151,080
B, 7.75%, 9/18/30	15,579,400,000		COP	5,883,478
B, 7.00%, 6/30/32	122,000,000		COP	42,748
senior bond, B, 11.25%, 10/24/18	814,000,000		COP	304,912
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	297,106
senior bond, B, 7.00%, 5/04/22.	978,000,000		COP	353,200
senior bond, B, 10.00%, 7/24/24	3,801,000,000		COP	1,588,644
senior bond, B, 7.50%, 8/26/26.	7,450,700,000		COP	2,742,719
senior bond, B, 6.00%, 4/28/28.	4,498,900,000		COP	1,479,108
senior note, B, 7.00%, 9/11/19	637,000,000		COP	226,811
				13,268,394
India 7.3%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	1,640,298
senior bond, 8.35%, 5/14/22	30,400,000		INR	498,582
senior bond, 8.08%, 8/02/22	55,000,000		INR	894,642
senior bond, 8.13%, 9/21/22	51,000,000		INR	831,518
senior bond, 9.15%, 11/14/24.	227,000,000		INR	3,935,174
senior note, 7.28%, 6/03/19	4,000,000		INR	62,687
senior note, 8.12%, 12/10/20	125,300,000		INR	2,024,292
senior note, 7.80%, 4/11/21	196,900,000		INR	3,148,518
senior note, 8.79%, 11/08/21	110,000,000		INR	1,829,518
senior note, 8.15%, 6/11/22	82,000,000		INR	1,335,376
senior note, 7.16%, 5/20/23	19,100,000		INR	298,229
senior note, 8.83%, 11/25/23	257,900,000		INR	4,364,936
senior note, 7.68%, 12/15/23	261,000,000		INR	4,195,094
				25,058,864

Quarterly Statement of Investments | See Notes to Statements of Investments. | 31

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia 8.4%
Government of Indonesia,
6.125%, 5/15/28	159,000,000		IDR	$10,825
8.375%, 3/15/34	55,620,000,000		IDR	4,430,233
FR34, 12.80%, 6/15/21	9,984,000,000		IDR	909,577
FR35, 12.90%, 6/15/22	2,105,000,000		IDR	198,644
FR43, 10.25%, 7/15/22	861,000,000		IDR	73,982
FR52, 10.50%, 8/15/30	7,950,000,000		IDR	743,513
senior bond, 9.00%, 3/15/29	4,732,000,000		IDR	400,385
senior bond, 8.75%, 5/15/31	10,430,000,000		IDR	871,939
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	96,777
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	97,864
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	622,969
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	59,833
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	410,172
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	4,348,060
senior bond, FR59, 7.00%, 5/15/27	5,896,000,000		IDR	442,239
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	14,551,365
senior note, FR69, 7.875%, 4/15/19	6,976,000,000		IDR	536,988
				28,805,365
Mexico 14.7%
Government of Mexico,
7.75%, 12/14/17	1,615,710	[e]	MXN	8,694,570
M, 4.75%, 6/14/18	2,592,800	[e]	MXN	13,549,710
senior note, 8.50%, 12/13/18	4,283,800	[e]	MXN	23,538,952
senior note, M, 5.00%, 12/11/19	904,100	[e]	MXN	4,618,935
[f] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	40,577	[g]	MXN	221,078
				50,623,245
Philippines 2.9%
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,310,000		PHP	26,656
senior note, 3.375%, 8/20/20	1,700,000		PHP	33,155
senior note, 3-21, 2.875%, 5/22/17	4,480,000		PHP	89,297
senior note, 5-72, 2.125%, 5/23/18	426,543,000		PHP	8,426,946
senior note, 7-51, 5.00%, 8/18/18	5,550,000		PHP	113,075
senior note, 7-56, 3.875%, 11/22/19	65,380,000		PHP	1,296,657
				9,985,786
Portugal 0.9%
[h] Government of Portugal, 144A, 5.125%, 10/15/24	2,996,000			2,907,528
Serbia 0.6%
[h] Government of Serbia,
senior note, 144A, 5.25%, 11/21/17	520,000			530,722
senior note, 144A, 4.875%, 2/25/20	770,000			799,453
senior note, 144A, 7.25%, 9/28/21	710,000			810,550
				2,140,725
South Africa 0.8%
Government of South Africa,
8.00%, 1/31/30	10,048,000		ZAR	678,635
7.00%, 2/28/31	2,660,000		ZAR	162,838
8.25%, 3/31/32	6,181,000		ZAR	417,595
8.875%, 2/28/35	6,165,000		ZAR	431,081

|32

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
South Africa (continued)
Government of South Africa, (continued)
8.50%, 1/31/37	3,792,000		ZAR	$253,477
R186, 10.50%, 12/21/26	7,583,000		ZAR	623,699
senior bond, 6.25%, 3/31/36	4,080,000		ZAR	215,951
				2,783,276
South Korea 4.7%
Korea Treasury Bond, senior note, 1.375%, 9/10/21	18,460,000,000		KRW	16,225,389
Ukraine 2.8%
[h] Government of Ukraine,
144A, 7.75%, 9/01/22	2,126,000			2,044,999
144A, 7.75%, 9/01/23	1,524,000			1,441,171
144A, 7.75%, 9/01/24	766,000			718,194
144A, 7.75%, 9/01/25	1,990,000			1,839,476
144A, 7.75%, 9/01/26	1,906,000			1,753,520
[i,j] 144A, VRI, GDP Linked Security, 5/31/40	4,993,000			1,869,879
				9,667,239
Total Foreign Government and Agency Securities (Cost $220,522,829)				226,288,548

Short Term Investments 29.4%
Foreign Government and Agency Securities 0.2%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17.	584,000,000		COP	198,776
Mexico 0.0%†
[k] Mexico Treasury Bill, 8/31/17.	43,350	[l]	MXN	22,515
Philippines 0.1%
[k] Philippine Treasury Bill, 4/19/17 - 9/27/17	27,210,000		PHP	539,269
Total Foreign Government and Agency Securities (Cost $774,380)				760,560
Total Investments before Money Market Funds (Cost $221,297,209)				227,049,108

	Shares

Money Market Funds (Cost $100,218,906) 29.2%
United States 29.2%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	100,218,906			100,218,906
Total Investments (Cost $321,516,115) 95.3%				327,268,014
Other Assets, less Liabilities 4.7%				16,244,991
Net Assets 100.0%				$343,513,005

|33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $14,715,492, representing 4.3% of net assets.
iNon-income producing.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 7 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	38,336,000	59,681	4/03/17	$—	$(1,596)
Chilean Peso	DBAB	Sell	38,336,000	57,692	4/03/17	—	(393)
Chilean Peso	JPHQ	Buy	4,559,000	7,013	4/03/17	—	(106)
Chilean Peso	JPHQ	Sell	4,559,000	6,864	4/03/17	—	(44)
Chilean Peso	MSCO	Buy	61,655,000	95,029	4/03/17	—	(1,613)
Chilean Peso	MSCO	Sell	61,655,000	93,042	4/03/17	—	(374)
Euro	DBAB	Buy	194,873	208,046	4/03/17	—	(147)
Euro	DBAB	Sell	194,873	206,955	4/03/17	—	(944)
Euro	MSCO	Sell	2,850,000	2,968,161	4/05/17	—	(72,615)
Chilean Peso	DBAB	Buy	48,500,000	74,375	4/06/17	—	(905)
Chilean Peso	MSCO	Buy	365,123,500	568,047	4/07/17	—	(14,979)
Malaysian Ringgit	HSBK	Buy	2,920,700	704,887	4/07/17	—	(45,525)
Chilean Peso	JPHQ	Buy	32,200,000	48,035	4/10/17	730	—
Euro	BOFA	Sell	1,234,819	1,310,748	4/10/17	—	(7,024)
Euro	HSBK	Sell	5,247,292	5,562,969	4/10/17	—	(36,825)
Euro	JPHQ	Sell	5,133,700	5,439,438	4/10/17	—	(39,134)
Australian Dollar	CITI	Sell	17,916,470	13,580,845	4/11/17	—	(108,292)
Euro	SCNY	Sell	142,592	151,353	4/11/17	—	(825)
Malaysian Ringgit	JPHQ	Buy	612,000	156,318	4/11/17	—	(18,229)
Euro	GSCO	Sell	399,000	424,257	4/12/17	—	(1,585)
Euro	JPHQ	Sell	65,000	69,102	4/12/17	—	(271)
Euro	SCNY	Sell	195,249	207,428	4/12/17	—	(956)
Japanese Yen	SCNY	Sell	23,520,000	204,115	4/12/17	—	(7,290)
Euro	JPHQ	Sell	988,549	1,043,810	4/13/17	—	(11,290)
Japanese Yen	CITI	Sell	20,800,000	195,489	4/13/17	8,524	—
Chilean Peso	DBAB	Buy	79,279,994	118,240	4/17/17	1,770	—
Chilean Peso	DBAB	Buy	57,560,000	85,054	4/18/17	2,072	—
Chilean Peso	GSCO	Buy	295,901,000	442,403	4/18/17	5,488	—

|34

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	469,000	499,973		4/18/17	$—	$(713)
Euro	JPHQ	Sell	1,647,000	1,754,483		4/18/17	—	(3,789)
Euro	UBSW	Sell	68,610	72,718		4/18/17	—	(528)
Indian Rupee	JPHQ	Buy	4,211,000	61,304		4/18/17	3,560	—
Chilean Peso	DBAB	Buy	48,533,000	73,175		4/20/17	278	—
Indian Rupee	DBAB	Buy	62,497,432	910,824		4/20/17	51,761	—
Euro	BZWS	Sell	781,000	841,173		4/21/17	7,296	—
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	9,782,295	AUD	4/21/17	375,206	—
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,923,563	EUR	4/21/17	—	(97,399)
Chilean Peso	DBAB	Buy	49,738,937	75,362		4/24/17	—	(104)
Euro	CITI	Sell	48,798	52,098		4/24/17	—	(11)
Euro	DBAB	Sell	922,000	988,790		4/24/17	4,234	—
Euro	JPHQ	Sell	32,570	34,910		4/24/17	130	—
Indian Rupee	HSBK	Buy	59,357,090	864,004		4/24/17	50,025	—
Japanese Yen	BZWS	Sell	20,800,000	201,720		4/24/17	14,671	—
Indian Rupee	DBAB	Buy	1,094,000	15,898		4/25/17	948	—
Indian Rupee	JPHQ	Buy	63,516,820	923,612		4/25/17	54,422	—
South Korean Won	HSBK	Buy	4,808,000,000	4,304,626		4/25/17	—	(2,149)
South Korean Won	HSBK	Sell	4,808,000,000	4,218,099		4/25/17	—	(84,378)
Chilean Peso	MSCO	Buy	365,123,500	554,688		4/26/17	—	(2,309)
South Korean Won	HSBK	Buy	1,340,000,000	1,143,198		4/26/17	55,910	—
South Korean Won	HSBK	Sell	1,340,000,000	1,169,335		4/26/17	—	(29,773)
Euro	BZWS	Sell	1,905,723	2,054,012		4/27/17	18,716	—
Indian Rupee	DBAB	Buy	95,708,516	1,389,557		4/27/17	84,015	—
Indian Rupee	JPHQ	Buy	5,421,000	78,822		4/27/17	4,643	—
Chilean Peso	DBAB	Buy	25,558,000	38,828		4/28/17	—	(168)
Euro	CITI	Sell	805,010	867,221		4/28/17	7,439	—
Indian Rupee	HSBK	Buy	34,646,000	502,777		4/28/17	30,621	—
Chilean Peso	MSCO	Buy	15,965,500	24,566		5/02/17	—	(421)
Euro	GSCO	Sell	889,000	950,803		5/02/17	1,137	—
Euro	HSBK	Sell	810,000	866,807		5/02/17	1,532	—
Euro	JPHQ	Sell	1,228,000	1,313,143		5/02/17	1,344	—
South Korean Won	HSBK	Buy	1,615,000,000	1,377,869		5/02/17	67,343	—
South Korean Won	HSBK	Sell	1,615,000,000	1,410,296		5/02/17	—	(34,916)
Euro	CITI	Sell	239,000	258,598		5/03/17	3,276	—
Indian Rupee	DBAB	Buy	118,000,000	1,594,595	EUR	5/03/17	112,448	—
Indian Rupee	JPHQ	Buy	4,211,000	61,685		5/03/17	3,119	—
Mexican Peso	CITI	Buy	42,756,760	1,971,691	EUR	5/03/17	165,665	—
Chilean Peso	DBAB	Buy	333,400,200	516,579		5/08/17	—	(12,508)
Euro	BZWS	Sell	736,000	792,363		5/08/17	5,904	—
Euro	DBAB	Sell	6,731,060	7,312,085		5/08/17	119,553	—
Indian Rupee	DBAB	Buy	36,770,583	542,213		5/08/17	23,373	—
Indian Rupee	HSBK	Buy	28,986,500	424,027		5/08/17	21,827	—
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,122,977	EUR	5/08/17	31,133	—
Japanese Yen	BOFA	Sell	15,120,000	147,653		5/08/17	11,612	—
Japanese Yen	BZWS	Sell	15,100,000	147,451		5/08/17	11,590	—
Chilean Peso	DBAB	Buy	73,563,000	114,246		5/09/17	—	(3,030)
Euro	CITI	Sell	203,000	217,652		5/09/17	723	—
Euro	DBAB	Sell	780,000	836,090		5/09/17	2,573	—
Euro	GSCO	Sell	616,000	660,167		5/09/17	1,902	—

|35

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	1,565,672	1,680,357		5/10/17	$7,179	$—
Euro	HSBK	Sell	152,000	163,142		5/10/17	705	—
Indian Rupee	DBAB	Buy	21,608,400	317,817		5/11/17	14,449	—
Chilean Peso	DBAB	Buy	49,143,250	75,443		5/15/17	—	(1,166)
Chilean Peso	MSCO	Buy	55,900,500	86,346		5/15/17	—	(1,856)
Euro	BOFA	Sell	645,000	690,737		5/15/17	1,277	—
Euro	BOFA	Sell	1,248,226	1,332,868		5/15/17	—	(1,397)
Euro	DBAB	Sell	3,369,606	3,593,739		5/15/17	—	(8,132)
Euro	GSCO	Sell	191,000	204,981		5/15/17	816	—
Euro	HSBK	Sell	396,000	424,855		5/15/17	1,558	—
Euro	JPHQ	Sell	1,801,118	1,923,333		5/15/17	—	(1,935)
Euro	SCNY	Sell	388,000	414,192		5/15/17	—	(553)
Japanese Yen	GSCO	Sell	57,105,000	551,180		5/15/17	37,261	—
Japanese Yen	HSBK	Sell	15,273,000	147,437		5/15/17	9,987	—
Japanese Yen	SCNY	Sell	42,686,000	413,907		5/15/17	29,752	—
South Korean Won	CITI	Sell	4,902,000,000	4,278,607		5/15/17	—	(108,461)
South Korean Won	DBAB	Buy	26,816,400,000	22,904,339		5/15/17	1,095,124	—
South Korean Won	DBAB	Sell	26,816,400,000	23,308,475		5/15/17	—	(690,988)
Euro	DBAB	Sell	1,328,838	1,415,484		5/16/17	—	(5,021)
Euro	GSCO	Sell	1,165,770	1,242,372		5/16/17	—	(3,815)
Euro	JPHQ	Sell	1,650,000	1,754,981		5/16/17	—	(8,840)
Euro	SCNY	Sell	327,000	348,325		5/16/17	—	(1,232)
Indian Rupee	DBAB	Buy	3,601,000	53,266		5/16/17	2,077	—
Indian Rupee	HSBK	Buy	116,476,065	1,723,812		5/16/17	66,292	—
Japanese Yen	CITI	Sell	2,880,000,000	26,820,637		5/16/17	901,062	—
Japanese Yen	MSCO	Sell	6,000,000	55,808		5/16/17	1,809	—
Japanese Yen	SCNY	Sell	34,402,400	320,440		5/16/17	10,823	—
South Korean Won	CITI	Sell	2,648,000,000	2,303,009		5/16/17	—	(66,848)
Chilean Peso	JPHQ	Buy	73,831,996	114,362		5/17/17	—	(2,780)
Euro	BOFA	Sell	64,282	68,276		5/17/17	—	(444)
Euro	GSCO	Sell	274,000	290,087		5/17/17	—	(2,829)
Chilean Peso	DBAB	Buy	79,280,944	122,745		5/18/17	—	(2,934)
Japanese Yen	CITI	Sell	62,536,000	577,353		5/18/17	14,500	—
South Korean Won	HSBK	Buy	3,501,000,000	2,987,201		5/18/17	146,105	—
South Korean Won	HSBK	Sell	3,501,000,000	2,991,541		5/18/17	—	(141,766)
Malaysian Ringgit	DBAB	Buy	498,560	122,511		5/19/17	—	(10,435)
Chilean Peso	JPHQ	Buy	74,718,004	116,184		5/22/17	—	(3,289)
Euro	DBAB	Sell	431,774	462,391		5/22/17	695	—
Euro	DBAB	Sell	438,000	467,499		5/22/17	—	(854)
Euro	HSBK	Sell	677,192	725,648		5/22/17	1,527	—
Euro	JPHQ	Sell	7,112,560	7,605,993		5/22/17	530	—
Indian Rupee	JPHQ	Buy	68,195,820	1,009,710		5/22/17	37,737	—
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	524,183	AUD	5/22/17	4,454	—
Japanese Yen	JPHQ	Sell	21,372,000	198,420		5/22/17	6,035	—
Euro	BOFA	Sell	208,570	220,698		5/23/17	—	(2,337)
Euro	DBAB	Sell	3,030,000	3,205,134		5/23/17	—	(35,007)
Euro	UBSW	Sell	60,021	63,507		5/23/17	—	(676)
Malaysian Ringgit	HSBK	Buy	17,700	4,283		5/23/17	—	(305)
Mexican Peso	DBAB	Buy	14,550,000	757,024		5/23/17	13,632	—
Mexican Peso	DBAB	Sell	14,550,000	771,474		5/23/17	818	—

|36

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	CITI	Buy	172,191,000	267,099		5/24/17	$—	$(6,951)
Japanese Yen	BOFA	Sell	23,333,000	212,172		5/25/17	2,114	—
Japanese Yen	HSBK	Sell	6,209,000	56,646		5/25/17	749	—
Indian Rupee	JPHQ	Buy	5,599,000	82,862		5/26/17	3,100	—
Mexican Peso	HSBK	Buy	8,043,980	420,886		5/26/17	4,965	—
Mexican Peso	HSBK	Sell	8,043,980	425,495		5/26/17	—	(356)
Chilean Peso	DBAB	Buy	285,150,000	440,420		5/30/17	—	(9,729)
Chilean Peso	JPHQ	Buy	3,923,654,400	6,098,787		5/30/17	—	(172,488)
Euro	BOFA	Sell	237,520	252,192		5/30/17	—	(1,889)
Euro	DBAB	Sell	13,876	14,746		5/30/17	—	(98)
Euro	JPHQ	Sell	543,898	577,943		5/30/17	—	(3,878)
Euro	SCNY	Sell	125,681	133,553		5/30/17	—	(891)
Chilean Peso	DBAB	Buy	23,866,000	36,953		5/31/17	—	(907)
Euro	BOFA	Sell	237,212	252,019		5/31/17	—	(1,746)
Euro	DBAB	Sell	7,365,710	7,834,464		5/31/17	—	(45,237)
Euro	SCNY	Sell	1,228,000	1,305,855		5/31/17	—	(7,837)
South Korean Won	HSBK	Sell	4,362,000,000	3,732,991		6/02/17	—	(171,395)
Euro	UBSW	Sell	596,153	629,547		6/06/17	—	(8,409)
Euro	DBAB	Sell	62,000	65,778		6/07/17	—	(573)
Euro	UBSW	Sell	596,153	631,538		6/07/17	—	(6,452)
Mexican Peso	CITI	Buy	23,897,760	1,045,914	EUR	6/07/17	143,518	—
Euro	BOFA	Sell	1,234,819	1,314,249		6/08/17	—	(7,297)
Australian Dollar	JPHQ	Sell	14,299,239	10,744,448		6/13/17	—	(168,197)
Chilean Peso	DBAB	Buy	39,095,750	58,698		6/13/17	314	—
Euro	MSCO	Sell	419,000	447,919		6/14/17	—	(651)
Indian Rupee	DBAB	Buy	3,562,000	52,967		6/14/17	1,615	—
Euro	JPHQ	Sell	418,000	448,054		6/15/17	531	—
South Korean Won	CITI	Sell	3,667,000,000	3,165,027		6/15/17	—	(117,844)
Euro	JPHQ	Sell	55,232	58,987		6/16/17	—	(150)
Euro	MSCO	Sell	388,000	414,450		6/16/17	—	(977)
Japanese Yen	CITI	Sell	9,278,000	88,990		6/16/17	5,381	—
Euro	UBSW	Sell	573,000	611,491		6/19/17	—	(2,110)
Indian Rupee	CITI	Buy	3,780,000	56,570		6/19/17	1,323	—
Euro	UBSW	Sell	212,000	228,640		6/20/17	1,606	—
Chilean Peso	JPHQ	Buy	4,559,000	6,835		6/30/17	41	—
Euro	BZWS	Sell	2,142,261	2,307,091		6/30/17	11,700	—
Japanese Yen	BZWS	Sell	63,037,000	625,082		6/30/17	56,640	—
Chilean Peso	DBAB	Buy	38,336,000	57,442		7/03/17	368	—
Euro	DBAB	Sell	194,873	208,972		7/05/17	114	—
Japanese Yen	DBAB	Sell	23,005,000	199,005		7/11/17	—	(8,554)
Japanese Yen	CITI	Sell	7,840,000	68,057		7/13/17	—	(2,685)
Japanese Yen	HSBK	Sell	28,700,000	249,253		7/13/17	—	(9,713)
Malaysian Ringgit	JPHQ	Buy	230,000	56,972		7/17/17	—	(5,463)
Japanese Yen	SCNY	Sell	37,130,000	330,015		7/20/17	—	(5,130)
Philippine Peso	DBAB	Buy	90,804,000	1,910,818		7/20/17	—	(115,415)
Japanese Yen	DBAB	Sell	7,860,000	68,796		7/24/17	—	(2,164)
Japanese Yen	GSCO	Sell	33,200,000	295,362		7/27/17	—	(4,411)
Japanese Yen	BZWS	Sell	37,960,000	365,476		7/31/17	22,658	—
Japanese Yen	DBAB	Sell	31,548,058	303,890		7/31/17	18,979	—
Japanese Yen	HSBK	Sell	40,858,365	358,250		7/31/17	—	(10,744)

|37

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Brazilian Real	DBAB	Buy	8,737,100	2,445,791	EUR	8/03/17	$87,731	$—
Mexican Peso	DBAB	Buy	93,024,800	4,090,171	EUR	8/08/17	478,910	—
Japanese Yen	GSCO	Sell	2,903,924,440	25,826,665		8/16/17	—	(418,941)
Japanese Yen	JPHQ	Sell	8,460,000	75,219		8/16/17	—	(1,242)
Japanese Yen	DBAB	Sell	16,770,000	169,806		8/18/17	18,224	—
Japanese Yen	HSBK	Sell	34,880,000	353,753		8/22/17	38,417	—
Japanese Yen	JPHQ	Sell	22,704,000	230,279		8/22/17	25,021	—
Japanese Yen	BZWS	Sell	7,521,000	76,145		8/24/17	8,145	—
Japanese Yen	DBAB	Sell	7,432,000	75,354		8/24/17	8,158	—
Japanese Yen	JPHQ	Sell	47,094,000	476,696		8/28/17	50,816	—
Japanese Yen	DBAB	Sell	17,053,000	173,054		8/30/17	18,825	—
Japanese Yen	JPHQ	Sell	22,517,000	228,043		8/30/17	24,398	—
Japanese Yen	BZWS	Sell	17,800,000	159,859		8/31/17	—	(1,133)
Japanese Yen	HSBK	Sell	27,402,000	272,115		9/01/17	24,266	—
South Korean Won	GSCO	Sell	4,520,000,000	3,992,757		9/07/17	—	(58,754)
Mexican Peso	CITI	Buy	82,331,810	3,606,760	EUR	9/13/17	407,725	—
Japanese Yen	CITI	Sell	18,818,061	186,147		9/19/17	15,791	—
South Korean Won	CITI	Sell	4,888,000,000	4,268,164		9/20/17	—	(114,055)
Japanese Yen	BZWS	Sell	18,748,705	167,573		9/21/17	—	(2,171)
Japanese Yen	BZWS	Sell	13,651,450	123,866		9/25/17	247	—
Japanese Yen	MSCO	Sell	23,490,000	210,567		9/25/17	—	(2,144)
Japanese Yen	JPHQ	Sell	4,170,000	37,846		9/29/17	77	—
Japanese Yen	CITI	Sell	34,542,911	336,590		11/09/17	23,005	—
Japanese Yen	CITI	Sell	87,219,000	850,270		11/14/17	58,262	—
Japanese Yen	JPHQ	Sell	33,933,000	331,372		11/14/17	23,237	—
Japanese Yen	CITI	Sell	42,685,000	402,989		11/16/17	15,336	—
Japanese Yen	DBAB	Sell	23,793,000	221,797		11/21/17	5,655	—
Mexican Peso	CITI	Buy	360,062,136	15,544,790	EUR	11/24/17	1,762,682	—
Japanese Yen	SCNY	Sell	23,295,000	213,823		11/27/17	2,134	—
Mexican Peso	CITI	Buy	22,997,080	981,402	EUR	12/08/17	121,654	—
Japanese Yen	MSCO	Sell	16,900,000	153,332		2/06/18	—	(868)
Japanese Yen	SCNY	Sell	30,300,000	274,527		2/06/18	—	(1,938)
Japanese Yen	CITI	Sell	42,706,000	387,405		2/09/18	—	(2,324)
Japanese Yen	CITI	Sell	15,026,000	136,883		2/13/18	—	(274)
Japanese Yen	DBAB	Sell	2,870,000,000	25,785,005		2/16/18	—	(416,818)
Japanese Yen	HSBK	Sell	46,976,000	424,930		2/27/18	—	(4,213)
Japanese Yen	JPHQ	Sell	24,149,000	219,080		2/28/18	—	(1,543)
Japanese Yen	JPHQ	Sell	70,000,000	627,530		3/05/18	—	(12,169)
Japanese Yen	HSBK	Sell	33,100,000	294,930		3/06/18	—	(7,573)
Japanese Yen	JPHQ	Sell	1,913,717,700	16,909,711		3/14/18	—	(588,017)
Japanese Yen	JPHQ	Sell	172,858,450	1,533,555		3/16/18	—	(47,128)
Japanese Yen	CITI	Sell	16,634,000	150,469		3/23/18	—	(1,700)
Japanese Yen	JPHQ	Sell	18,778,488	172,206		3/26/18	389	—
Total Forward Exchange Contracts							$7,269,538	$(4,330,404)
Net unrealized appreciation (depreciation)							$2,939,134

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|38

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	$15,050,000	1/23/25	$313,059	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	8,880,000	1/27/25	183,860	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	2,220,000	1/29/25	52,029	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1,880,000	1/30/25	43,508	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2,960,000	2/03/25	96,551	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.449%	LCH	4,540,000	7/02/25	—	(66,079)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%	LCH	18,210,000	7/29/25	—	(41,722)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	5,970,000	7/29/45	—	(135,073)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	21,600,000	11/18/46	1,162,040	—
Total Interest Rate Swap Contracts				$1,851,047	$(242,874)
Net unrealized appreciation (depreciation)				$1,608,173

See Abbreviations on page 49.

|39

TEMPLETON INCOME TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|40

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|41

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At March 31, 2017, the Funds received U.S. Government and Agency securities, United Kingdom Treasury Bonds and U.S.

Treasury Bonds and Notes as collateral for derivatives, as follows:

Templeton Global Bond Fund	$157,623,756
Templeton Global Total Return Fund $ 11,300,320

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Bond Fund - Forwards, swaps and VRI Templeton Global Bond Fund - Forwards, swaps and VRI Templeton Global Total Return Fund - Forwards, swaps and VRI Templeton International Bond Fund - Forwards, swaps and VRI

4. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton	Templeton	Templeton
	Emerging Markets	Global Bond	Global Total	International
	Bond Fund	Fund	Return Fund	Bond Fund

Cost of investments	$15,596,401	$38,205,276,179	$5,187,420,697	$323,393,618

Unrealized appreciation	$892,151	$1,927,973,287	$321,640,657	$12,312,995
Unrealized depreciation	(918,561)	(1,530,028,715)	(322,626,099)	(8,438,599)
Net unrealized appreciation (depreciation)	$(26,410)	$397,944,572	$(985,442)	$3,874,396

|42

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At March 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
84	Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539	Holdco 2, A	5/16/13 - 2/01/17	14,538	1,618
619,903	Holdco 2, B	2/01/17	460	462
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33 .	12/18/13	600,000	635,118
	Total Restricted Securities (Value is 3.8% of Net Assets)		$632,218	$637,198
Templeton Global Total Return Fund
22,026	Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$234	$—
394,125,656	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485	Holdco 2, A	2/22/11 - 2/01/17	1,608,225	323,601
50,014,925	Holdco 2, B	2/01/17	37,134	37,275
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$6,159,720	$360,876

†Rounds to less than 0.1% on Net Assets.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, certain or all funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.32%	1,937,695	2,547,505	(1,786,766)	2,698,434	$2,698,434	$874	$—	—%[a]

Templeton Global Bond Fund
Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.32%	6,319,831,030	5,805,351,848	(3,418,773,557)	8,706,409,321	$8,706,409,321	$2,895,151	$—	40.9%

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.32%	452,838,453	877,702,777	(251,863,860)	1,078,677,370	$1,078,677,370	$383,127	$—	5.0%

Templeton International Bond Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.32%	79,099,308	54,304,759	(33,185,161)	100,218,906	$100,218,906	$38,187	$—	0.5%

[a]Rounds to less than 0.1%.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$2,080	[b]	$2,080
Foreign Government and Agency Securities	—	11,240,992	—		11,240,992
Quasi-Sovereign and Corporate Bonds	—	122,563	635,118		757,681
Short Term Investments	2,698,434	870,804	—		3,569,238
Total Investments in Securities	$2,698,434	$12,234,359	$637,198		$15,569,991

Other Financial Instruments:
Forward Exchange Contracts	$—	$323,509	$—		$323,509
Swap Contracts.	—	36,106	—		36,106
Total Other Financial Instruments	$—	$359,615	$—		$359,615

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$77,371	$—		$77,371
Swap Contracts.	—	181,588	—		181,588
Total Other Financial Instruments	$—	$258,959	$—		$258,959

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$26,899,451,118	$—		$26,899,451,118
Quasi-Sovereign and Corporate Bonds	—	485,392,694	—		485,392,694
Short Term Investments	8,706,409,321	2,511,967,618	—		11,218,376,939
Total Investments in Securities	$8,706,409,321	$29,896,811,430	$—		$38,603,220,751

Other Financial Instruments:
Forward Exchange Contracts	$—	$803,706,699	$—		$803,706,699
Swap Contracts.	—	139,318,359	—		139,318,359
Total Other Financial Instruments	$—	$943,025,058	$—		$943,025,058

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$334,778,513	$—		$334,778,513
Swap Contracts.	—	48,152,213	—		48,152,213
Total Other Financial Instruments	$—	$382,930,726	$—		$382,930,726

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$360,876	[b]	$360,876
United States	—	694,505	—		694,505
Convertible Bonds	—	57,495,550	—		57,495,550
Senior Floating Rate Interests	—	135,934	—		135,934
Foreign Government and Agency Securities	—	3,885,444,992	—		3,885,444,992
Quasi-Sovereign and Corporate Bonds	—	14,525,241	—		14,525,241
Escrows and Litigation Trusts	—	—	—[b]		—
Short Term Investments	1,078,677,370	149,100,787	—		1,227,778,157
Total Investments in Securities	$1,078,677,370	$4,107,397,009	$360,876		$5,186,435,255

Other Financial Instruments:
Forward Exchange Contracts	$—	$113,174,733	$—		$113,174,733
Swap Contracts.	—	29,730,938	—		29,730,938
Total Other Financial Instruments	$—	$142,905,671	$—		$142,905,671

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$48,324,955	$—		$48,324,955
Swap Contracts.	—	24,415,257	—		24,415,257
Total Other Financial Instruments	$—	$72,740,212	$—		$72,740,212

Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$226,288,548	$—		$226,288,548
Short Term Investments	100,218,906	760,560	—		100,979,466
Total Investments in Securities	$100,218,906	$227,049,108	$—		$327,268,014

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,269,538	$—		$7,269,538
Swap Contracts.	—	1,851,047	—		1,851,047
Total Other Financial Instruments	$—	$9,120,585	$—		$9,120,585

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$4,330,404	$—		$4,330,404
Swap Contracts.	—	242,874	—		242,874
Total Other Financial Instruments	$—	$4,573,278	$—		$4,573,278

[a]Includes common, convertible preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at March 31, 2017.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets and liabilities for the three months ended March 31, 2017, is as follows:

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:
South Africa	$–	$–	$–	$2,076	$–	$–	$–	$4	$2,080	$4
Quasi-Sovereign and Corporate Bonds	603,041	–	–	–	–	–	–	32,077	635,118	32,077
Total Investments in Securities	$603,041	$–	$–	$2,076	$–	$–	$–	$32,081	$637,198	$32,081

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2017, are as follows:

	Fair Value at			Amount/ Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Range Input Increases[a]
Templeton Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate		Discounted cash flow
Bonds	$635,118	model	Discount rate[b]	7.2% Decrease[c]
All other investments[d]	2,080
Total	$637,198

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	AUD	Australian Dollar	FHLB	Federal Home Loan Bank
CITI	Citigroup, Inc.	BRL	Brazilian Real	FRN	Floating Rate Note
CME	Chicago Mercentile Exchange	COP	Colombian Peso	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	DEM	Deutsche Mark	LIBOR	London InterBank Offered Rate
GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	PIK	Payment-In-Kind
HSBK	HSBC Bank PLC	EUR	Euro	VRI	Value Recovery Instruments
JPHQ	JP Morgan Chase Bank & Co.	GHS	Ghanaian Cedi
LCH	LCH Clearnet LLC	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	JPY	Japanese Yen
UBSW	UBS AG	KRW	South Korean Won
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		RSD	Serbian Dinar
		USD	United States Dollar
		UYU	Uruguayan Peso
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|49

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date May 25, 2017

By /s/ Mark H. Otani

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date May 25, 2017